UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-03641



                              Conseco Series Trust
               (Exact name of registrant as specified in charter)



                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
               (Address of principal executive offices) (Zip code)



                               Maxwell E. Bublitz
                              Conseco Series Trust
                          11825 N. Pennsylvania Street
                                Carmel, IN 46032
                     (Name and address of agent for service)



                                 1-800-986-3384
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/2003
                         ----------



Date of reporting period:  06/30/2003
                           ----------


Item 1. Report to Stockholders.

CONSECO SERIES TRUST
June 30, 2003


Semi-Annual Report

                                                      Conseco 20 Focus Portfolio
                                                                Equity Portfolio
                                                              Balanced Portfolio
                                                            High Yield Portfolio
                                                          Fixed Income Portfolio
                                                 Government Securities Portfolio
                                                          Money Market Portfolio

CONSECO SERIES TRUST
Table of Contents

June 30, 2003


Statements of Assets and Liabilities...........................................2

Statements of Operations.......................................................2

Statements of Changes in Net Assets............................................4

Conseco 20 Focus Portfolio
    Portfolio Manager's Review.................................................6

    Schedule of Investments....................................................7

Equity Portfolio
    Portfolio Manager's Review.................................................8

    Schedule of Investments....................................................9

Balanced Portfolio
    Portfolio Managers' Review................................................14

    Schedule of Investments...................................................15

High Yield Portfolio
    Portfolio Managers' Review................................................23

    Schedule of Investments...................................................24

Fixed Income Portfolio
    Portfolio Managers' Review................................................29

    Schedule of Investments...................................................30

Government Securities Portfolio
    Portfolio Managers' Review................................................36

    Schedule of Investments...................................................37

Money Market Portfolio
    Portfolio Manager's Review................................................39

    Schedule of Investments...................................................40

Notes to Financial Statements.................................................43

Financial Highlights..........................................................47

  This report is for the information of Conseco Series Trust contract owners.

   It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

CONSECO SERIES TRUST
Statements of Assets and Liabilities

June 30, 2003 (Unaudited)

=========================================================================================================
                                                                           CONSECO
                                                                           20 FOCUS           EQUITY
                                                                          PORTFOLIO          PORTFOLIO
=========================================================================================================
ASSETS:
Investments in securities at cost                                       $     2,128,522      $161,124,566
---------------------------------------------------------------------------------------------------------
Investments in securities at value (Note 2) (Including repurchase agreements of
$0, $17,316,647, $2,542,955, $0, $3,457,611, $12,646,328, $0,           $     2,324,435      $179,567,210
respectively)
Interest and dividends receivable                                                   514            90,741
Receivable for securities sold                                                  291,885        15,309,223
Receivable for shares sold                                                           --                --
Cash                                                                                 --                --
Prepaid assets                                                                       --             5,445
---------------------------------------------------------------------------------------------------------
Total assets                                                                  2,616,834       194,972,619
---------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Payable to Conseco, Inc. and subsidiaries                                         1,836           190,614
Accrued expenses                                                                  9,069            75,654
Payable to Custodian                                                            162,410            18,421
Payable for shares redeemed                                                         805            96,919
Payable for securities purchased                                                     --        15,427,719
Payable upon return of securities on loan                                            --        24,818,215
---------------------------------------------------------------------------------------------------------
Total liabilities                                                               174,120        40,627,542
---------------------------------------------------------------------------------------------------------
Net assets                                                              $     2,442,714      $154,345,077
=========================================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                               6,486,875       185,619,939
Accumulated undistributed net investment income (loss)                          (4,833)           180,845
Accumulated undistributed net realized gain (loss) on investments           (4,235,241)      (49,898,351)
Net unrealized appreciation on investments                                      195,913        18,442,644
---------------------------------------------------------------------------------------------------------
Net assets                                                              $     2,442,714      $154,345,077
=========================================================================================================
Shares outstanding (unlimited shares authorized)                                872,632         8,991,131
Net asset value, redemption price and
offering price per share                                                $          2.80  $          17.17
=========================================================================================================

Statements of Operations
For the six months ended June 30, 2003 (Unaudited)
=========================================================================================================
                                                                                 CONSECO
                                                                                20 FOCUS           EQUITY
                                                                               PORTFOLIO        PORTFOLIO
=========================================================================================================
INVESTMENT INCOME:
Interest                                                                 $           581 $          9,409
Dividends                                                                          3,482          929,819
Other Income                                                                          --           32,544
Foreign tax withheld                                                                  --            (403)
Total investment income                                                            4,063          971,369
EXPENSES:
Investment advisory fees                                                           5,415          468,126
Distribution fees                                                                  1,934          180,048
Administration fee                                                                   982           90,450
Custody fees                                                                       2,900           14,180
Audit fees                                                                         1,420           18,961
Reports - printing                                                                   525           21,400
Director fees and expenses                                                           181           14,044
Insurance                                                                             18            1,708
Legal                                                                                181            4,940
Other                                                                                181            4,136
Total expenses                                                                    13,737          817,993
Less expense reductions and reimbursements (Note 3)                               (4,841)         (27,469)
Net expenses                                                                       8,896          790,524
Net investment income (loss)                                                      (4,833)         180,845
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on sales of investments                               15,713        (911,076)
Net change in unrealized appreciation or depreciation on investments             289,971       21,202,377
Net realized and unrealized gains (losses) on investments                        305,684       20,291,301
Net increase in net assets from operations                                $      300,851 $     20,472,146
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

========================================================================================
                     HIGH                              GOVERNMENT          MONEY
BALANCED             YIELD        FIXED INCOME         SECURITIES          MARKET
PORTFOLIO          PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO
========================================================================================
 $ 47,801,382  $      8,279,024       $ 42,454,730     $ 48,525,565       $ 61,268,002
----------------------------------------------------------------------------------------
 $ 48,611,561  $      8,782,301       $ 44,348,656     $ 49,341,164       $ 61,268,002
      276,031           131,572            503,559          305,764             83,066
      542,135            39,237            211,721          143,000                 --
       70,117         1,539,498            197,238               --            813,834
           --                --          3,602,900               --                114
        2,675             1,004              1,253            2,338              4,820
----------------------------------------------------------------------------------------
   49,502,519        10,493,612         48,865,327       49,792,266         62,169,836
----------------------------------------------------------------------------------------

       57,441            11,832             47,927           45,015             16,090
       26,438             9,893             27,480           17,991             45,439
      137,852                --                 --          142,892                 --
        1,675            37,597                  8            5,250                 --
      296,677           313,800            927,289               --                 --
    2,542,955                --          3,457,611       13,146,761                 --
----------------------------------------------------------------------------------------
    3,063,038           373,122          4,460,315       13,357,909             61,529
----------------------------------------------------------------------------------------
 $ 46,439,481       $10,120,490       $ 44,405,012     $ 36,434,357       $ 62,108,307
========================================================================================
   62,389,925        10,227,577         44,244,730       35,198,314         62,112,849
        3,587             3,283             14,718           10,175                 --
  (16,764,210)         (613,647)        (1,748,362)         410,269             (4,542)
      810,179           503,277          1,893,926          815,599                 --
----------------------------------------------------------------------------------------
 $ 46,439,481       $10,120,490       $ 44,405,012     $ 36,434,357       $ 62,108,307
========================================================================================
    4,132,621         1,014,590          4,406,277        3,006,284         62,112,849
      $ 11.24  $           9.97            $ 10.08   $        12.12   $           1.00
========================================================================================
========================================================================================
                           HIGH                          GOVERNMENT              MONEY
     BALANCED             YIELD       FIXED INCOME       SECURITIES             MARKET
    PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO
========================================================================================
  $   583,399  $        295,411        $ 1,222,548   $      877,261   $        538,873
      228,676            11,078                 --               --                 --
        2,731                89              3,100           22,727                  6
           --                --                 --               --                 --
----------------------------------------------------------------------------------------
      814,806           306,578          1,225,648          899,988            538,879
----------------------------------------------------------------------------------------

      143,568            27,844            106,530          106,026            239,427
       55,218             9,944             53,265           53,013                 --
       27,718             4,984             26,707           26,638             60,238
        5,138             4,197              4,634            2,134              1,617
        7,408             2,139              8,205            5,224             14,913
        6,450             1,246              8,170           12,298             19,904
        3,651               622              3,154            4,769              9,302
          543               181                543              446              1,086
        1,300               362              2,431            3,695              4,226
        1,489             1,384              1,025            1,232              2,907
----------------------------------------------------------------------------------------
      252,483            52,903            214,664          215,475            353,620
----------------------------------------------------------------------------------------
       (9,746)           (7,160)           (12,716)         (14,025)          (138,163)
----------------------------------------------------------------------------------------
      242,737            45,743            201,948          201,450            215,457
----------------------------------------------------------------------------------------
      572,069           260,835          1,023,700          698,538            323,422
----------------------------------------------------------------------------------------

     (725,013)           91,489            645,724          411,296                (80)
    4,848,141           861,005          1,100,341         (104,662)                --
----------------------------------------------------------------------------------------
    4,123,128           952,494          1,746,065          306,634                (80)
----------------------------------------------------------------------------------------
  $ 4,695,197  $      1,213,329        $ 2,769,765   $    1,005,172   $        323,342
========================================================================================

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Statements of Changes in Net Assets

For the six months ended June 30, 2003 (unaudited) and for the year ended December 31, 2002

===================================================================================================================

                                                               CONSECO 20 FOCUS                EQUITY
                                                                  PORTFOLIO                  PORTFOLIO
                                                                  ---------                  ---------
                                                              2003         2002          2003          2002
================================================================================================================
OPERATIONS:
Net investment income (loss)                              $    (4,833) $    (13,448)  $   180,845 $      640,151
Net realized gains (losses) on sale of investments             15,713    (1,851,492)     (911,076)    (8,375,874)
Net change in unrealized appreciation or depreciation on
investments                                                   289,971      (142,936)   21,202,377    (19,398,052)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                       300,851   (2,007,876)    20,472,146    (27,133,775)
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
Dividends to shareholders from net investment income               --            --            --       (576,255)
Distributions to shareholders of net capital gains                 --            --            --             --
----------------------------------------------------------------------------------------------------------------
Net decrease from dividends and distributions                      --            --            --       (576,255)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                                 6,173,718    11,404,503     1,900,847     22,777,278
Reinvested dividends and distributions                             --            --            --        576,255
Shares redeemed                                            (4,929,739) (11,560,635)   (16,909,307)   (80,744,949)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions     1,243,979     (156,132)   (15,008,460)   (57,391,416)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     1,544,830   (2,164,008)     5,463,686    (85,101,446)
----------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           897,884     3,061,892   148,881,391    233,982,837
End of period                                             $ 2,442,714  $    897,884  $154,345,077   $148,881,391
----------------------------------------------------------------------------------------------------------------
Including undistributed net investment income (loss) of   $    (4,833) $         --  $    180,845 $           --

SHARE DATA
Shares sold                                                 2,673,890     3,646,620       124,181      1,303,800
Reinvested dividends and distributions                             --            --            --         38,623
Shares redeemed                                            (2,213,550)  (3,903,198)   (1,108,760)     (4,891,706)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       460,340     (256,578)     (984,579)     (3,549,283)
----------------------------------------------------------------------------------------------------------------
Shares Outstanding
Beginning of period                                           412,292       668,870     9,975,710     13,524,993
End of period                                                 872,632       412,292     8,991,131      9,975,710
----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


         BALANCED                  HIGH YIELD                  FIXED INCOME
         PORTFOLIO                  PORTFOLIO                   PORTFOLIO
         ---------                  ---------                   ---------
    2003          2002          2003         2002           2003         2002
===================================================================================

$    572,069 $   1,822,073 $     260,835 $    629,421  $   1,023,700   $ 2,996,776
   (725,013)   (9,362,089)        91,489    (389,765)        645,724   (1,648,017)
   4,848,141     (955,704)       861,005    (188,355)      1,100,341       616,503
-----------------------------------------------------------------------------------
   4,695,197   (8,495,720)     1,213,329       51,301      2,769,765     1,965,262
-----------------------------------------------------------------------------------

   (568,482)   (1,821,764)     (252,887)    (634,033)    (1,008,980)   (2,995,063)
          --            --            --           --             --     (367,983)
-----------------------------------------------------------------------------------
   (568,482)   (1,821,764)     (252,887)    (634,033)    (1,008,980)   (3,363,046)
-----------------------------------------------------------------------------------

   1,773,727     2,929,860    15,656,420   27,006,765     16,248,794    17,678,691
     568,482     1,821,764       252,887      634,033      1,008,980     3,363,046
 (4,484,038)  (21,614,722)  (15,951,373)  (24,947,357)  (16,570,487)  (38,335,621)
-----------------------------------------------------------------------------------
 (2,141,829)  (16,863,098)      (42,066)    2,693,441        687,287  (17,293,884)
-----------------------------------------------------------------------------------
   1,984,886  (27,180,582)       918,376    2,110,709      2,448,072  (18,691,668)
-----------------------------------------------------------------------------------

  44,454,595    71,635,177     9,202,114    7,091,405     41,956,940    60,648,608
 $46,439,481  $ 44,454,595   $10,120,490 $  9,202,114  $  44,405,012  $ 41,956,940
-----------------------------------------------------------------------------------
$      3,587 $          -- $       3,283 $    (4,665)  $      14,718           $--


     165,229       246,904     1,670,807    3,081,914      1,647,227     1,803,844
      53,422       167,117        26,790       72,616        101,982       346,879
   (422,427)   (1,969,502)   (1,721,447)  (2,880,648)    (1,686,948)   (3,945,707)
-----------------------------------------------------------------------------------
   (203,776)   (1,555,481)      (23,850)      273,882         62,261   (1,794,984)
-----------------------------------------------------------------------------------

   4,336,397     5,891,878     1,038,440      764,558      4,344,016     6,139,000
   4,132,621     4,336,397     1,014,590    1,038,440      4,406,277     4,344,016
-----------------------------------------------------------------------------------



          GOVERNMENT
          SECURITIES                MONEY MARKET
          PORTFOLIO                   PORTFOLIO
          ---------                   ---------
     2003            2002         2003        2002
=============================================================

$      698,538  $   1,469,104$     323,422  $ 1,477,761
       411,296      1,003,463         (80)      (4,462)
     (104,662)        858,269           --           --
-------------------------------------------------------------
     1,005,172      3,330,836      323,342    1,473,299
-------------------------------------------------------------

     (691,423)    (1,463,827)    (323,422)  (1,477,761)
            --      (886,774)           --     (20,934)
 -------------------------------------------------------------
    (691,423)    (2,350,601)    (323,422)  (1,498,695)
-------------------------------------------------------------

    35,245,222     86,411,906  367,760,296  961,304,943
       691,423      2,350,601      323,422    1,498,694
  (41,491,917)   (79,334,258)(401,742,513)(996,540,834)
-------------------------------------------------------------
   (5,555,272)      9,428,249 (33,658,795) (33,737,197)
-------------------------------------------------------------
   (5,241,523)     10,408,484 (33,658,875) (33,762,593)
-------------------------------------------------------------

    41,675,880     31,267,396   95,767,182  129,529,775
$   36,434,357   $ 41,675,880$  62,108,307 $ 95,767,182
-------------------------------------------------------------
$       10,175  $       3,060$          --          $--


     2,923,122      7,159,366  367,760,296  961,304,943
        57,249        196,351      323,422    1,498,694
   (3,434,318)    (6,568,161)(401,742,513)(996,540,834)
-------------------------------------------------------------
     (453,947)        787,556 (33,658,795) (33,737,197)
-------------------------------------------------------------

     3,460,231      2,672,675   95,771,644  129,508,841
     3,006,284      3,460,231   62,112,849   95,771,644
-------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio
Portfolio Manager's Review

How did the Portfolio perform relative to its benchmarks?

     From January 1, 2003 to June 30, 2003, the Conseco 20 Focus Portfolio returned 28.44%. The benchmarks, the S&P 500 Index and the S&P MidCap 400 Index, returned 11.77% and 12.42%, respectively, for the same time period.(1)

What  caused  the  variance  in  performance   between  the  Portfolio  and  its
benchmarks?

     It is Oak's philosophy to remain fully invested at all times and to concentrate in the areas that we believe have the greatest potential for growth. Currently, we are invested in three areas: technology, healthcare and financials. The largest portion of the portfolio is invested in the technology sector which led the charge in the first half, with notable surges in the networking, storage and software sub-sectors, where gains of more than 35% were posted. Improving profit margins, stabilizing fundamentals and encouraging economic data contributed to investor appetite for the sector. Our financial services holdings also generated market-beating results, gaining an average of 26%. Market sensitive names led the pack, supported by improving trading volumes and credit quality trends. Healthcare posted positive results, but slightly lagged the S&P 500, which has been typical in prior market recoveries.

Which portfolio holdings enhanced the Portfolio's performance?

     The largest contributors to performance were holdings in the technology area. Juniper Networks, McData Corporation, PMC-Sierra, Inc. and Veritas Software contributed substantial gains in the first half of 2003. The healthcare holdings gained in the first quarter but lagged during the second quarter. Financial services generated market-beating results for the first half of 2003.

Which holdings detracted from performance?

     Microsoft did not participate in the market rally for the first half of 2003, but we do believe that Microsoft will be a market leader going forward. Charles Schwab Corporation returned negative performance in the first quarter of 2003 and positive returns in the second quarter of 2003, but unfortunately the gains in the second quarter did not make up for the losses in the first quarter. We do believe that Charles Schwab Corporation will be a market leader going forward.

What is your outlook for the rest of the fiscal year?

     Our outlook remains positive. We believe we are in the early stages of a renewed bull market that will sustain its gains through year-end and beyond, similar to what occurred in the early 1990s. While recent gains have been driven to a certain extent by a "rush to get back in," a healthy amount of market skepticism remains. Valuations are favorable, particularly against the backdrop of declining interest rates and continued fiscal and monetary stimulus. Three years of belt-tightening have introduced considerable leverage into the financial models of most corporations. As sentiment improves, we expect capital spending to resume, resulting in sizeable improvements in the profit picture--the ultimate long-term driver of stock prices. Even the telecommunications sector--which some say accounts for over 40% of all IT spending--is showing signs of life. While there will be fits and starts in the market, the overall trend is biased to the upside.

   Oak Associates, ltd.

Oak Associates, ltd. ("Oak") sub-advises the Portfolio. Founded in 1985, Oak--known for exceptionally low-turnover, aggressive growth performance--has taxable and tax-exempt assets under management for more than 100 institutional clients, as well as three no-load mutual funds.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general. The S&P MidCap 400 Index is an unmanaged index considered to be representative of the mid-cap stock arena in general.

CONSECO SERIES TRUST
20 Focus Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES                                                                  VALUE
================================================================================
COMMON STOCKS (95.2%)
Business Services (13.7%)
4,400 Microsoft Corp.                                           $     112,684
3,800 Paychex, Inc.                                                   111,378
3,800 VERITAS Software Corp. (a)                                      108,946
                                                                      333,008
Chemicals and Allied Products (5.6%)
400 Eli Lilly & Co                                                     27,588
3,200 Pfizer, Inc                                                     109,280
                                                                      136,868
Depository Institutions (2.3%)
1,300 Citigroup, Inc                                                   55,640
Electronic, Other Electrical Equipment, except Computers (22.5%)
4,200 Intersil Corp.--Class A (a)                                     111,762
3,400 Linear Technology Corp                                          109,514
7,500 McData Corp. (a)                                                110,025
3,200 Maxim Integrated Products, Inc.                                 109,408
4,300 Xilinx, Inc. (a)                                                108,833
                                                                      549,542
Industrial, Commercial Machinery, Computers (16.4%)
6,800 Cisco Systems, Inc. (a)                                         113,492
2,100 Dell Computer Corp. (a)                                          67,116
10,800 EMC Corp. (a)                                                  113,076
8,700 Juniper Networks, Inc. (a)                                      107,619
                                                                      401,303
Insurance Carriers (4.3%)
1,900 American International Group, Inc.                              104,842
Measuring Instruments, Photo Goods, Watches (4.5%)
2,300 Medtronic, Inc.                                                 110,331
Non-Depository Credit Institutions (4.6%)
5,400 MBNA Corp                                                       112,536
Security and Commodity Brokers (8.7%)
10,500 Charles Schwab Corp                                            105,945
2,500 Morgan Stanley Dean Witter & Co                                 106,875
                                                                      212,820
Semiconductors, Related Devices (3.5%)
7,300 PMC-Sierra, Inc. (a)                                             85,629
Special Industry Machinery (4.6%)
7,100 Applied Materials, Inc. (a)                                     112,606
Wholesale Trade--Non-Durable Goods (4.5%)
1,700 Cardinal Health, Inc                                            109,310

Total common stock (cost $2,128,522)                                2,324,435
Total investments (cost $2,128,522) (95.2%)                         2,324,435
Other assets, less liabilities (4.8%)                                 118,279
Total net assets (100.0%)                                       $   2,442,714

(a) Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Equity Portfolio
Portfolio Manager's Review

How did the Portfolio perform relative to its benchmark?

     The Equity Portfolio posted a return of 15.01% for the six months ended June 30, 2003. Over a similar period the benchmark S&P 500 Index returned 11.77%.(1) The equity markets were flat during the first quarter and experienced a downturn in the second quarter as weak corporate profits, threat of terrorism and geopolitical instability stalled the markets recovery.

What caused the variance in performance between the Portfolio and its benchmark?

     Our strategy is to identify and own quality companies which we believe will outperform their peers that display positive earnings momentum and sell at reasonable valuations. The run on stocks seems to be more speculative in nature than a run based on valuation levels and earnings expectations led the Portfolio underper-formance. The stock market did show great performance over the second quarter, but the quality of the rally is suspect. There are many examples of stocks with poor valuations and declining earnings expectations that have done very well since the beginning of the year.

     The market has been buying stocks that have been beaten down the most over the past year. Anecdotally, this market reaction may be based on the speculation that a rising economic tide will lift all boats, and accordingly, the stocks that been beaten down the most will benefit the most. These stocks do not necessarily look cheap based on trailing earnings or forward expectations, but may appear cheap to some investors in absolute dollar price terms relative to historical ranges. The majority of these stocks display poor characteristics of estimate revisions, earnings quality and/or valuation measures.

Which portfolio holdings enhanced the Portfolio's performance?

     The best performing sectors were Telecom, Health Care and Industrial sectors while stock selection in the Industrial and the Health Care sectors contributed the most on a relative basis. The largest contributors to performance were overweight positions (relative to benchmark weight) in Citrix Systems, D.R. Horton Inc., Countrywide Financial Corp., Career Education Corp, and St. Jude Medical Inc.

Which holdings detracted from performance?

     Stock selection in the Technology, Utilities and Consumer Discretionary sectors were the largest detractors to performance. The largest detractors were underweight positions (relative to benchmark weight) in Yahoo! Inc., Corning Inc., and Computer Associates, along with an overweight position in Greater Bay Bancorp.

What is your outlook for the rest of the fiscal year?

     Investors have turned more optimistic about economic recovery in the 2nd half of 2003 as they anticipate the effects of economic stimulus by both the Federal Government and the Federal Reserve. Economist also have high expectations for strong recovery in second half with a Wall Street Journal poll of economist predicting 3.5% annualized GDP growth in the third quarter and 3.8% annualized GDP growth in fourth quarter of 2003. The economist have cited tax cuts, low interest rates, a weak dollar, and increased government spending as reasons that the economy is poised for recovery.

     However, economists are never quick to throw caution to the wind. The tax cuts by the government may be offset by tax hikes from states that are facing large deficits, low interest rates have failed to spark capital spending by businesses that still have overcapacity, and an increase in government spending has the potential to create a large federal deficit. The effects of these stimuli may have a positive effect on the economy in the short term, but if the economy experiences a relapse after a short lived spurt, it faces the risk of years of sub-par growth and sliding into outright deflation.

     There is also hope that the weak dollar will stimulate the domestic economy as it makes U.S. goods cheaper abroad which will spur exports and reduce the current account deficit. However, we may still have to wait another year or two to see the impact of the weaker dollar.

Chicago Equity Partners, LLC

Chicago Equity Partners, LLC ("CEP") sub-advises the Portfolio with a history dating back to 1989, CEP--known for low-turnover growth performance--has taxable and tax-exempt assets under management for more than 100 institutional clients.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

CONSECO SERIES TRUST
Equity Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                    VALUE
================================================================================
COMMON STOCKS (99.4%)
Amusement and Recreation Services (0.5%)
          24,200  Westwood One, Inc. (a)                            $   821,106
Automotive Dealers and Gasoline Service Stations (0.7%)
          37,400  Carmax, Inc. (a)                                    1,127,610
Automotive Repair, Services, Parking (0.5%)
          29,800  Ryder System, Inc                                     763,476
Building Construction, General Contractors and Operative Builders
(2.5%)
          60,100  D.R. Horton, Inc                                    1,688,810
          18,400  Lennar Corp.                                        1,315,600
          13,500  Pulte Homes, Inc.                                     832,410
                                                                    ------------
                                                                      3,836,820
                                                                    ------------
Business Services (9.2%)
          52,950  Activision, Inc. (a)                                  684,114
          19,000  Affiliated Computer Services (a)                      868,870
          22,800  Alliance Data Systems, Inc., (a)                      533,520
          60,300  BearingPoint, Inc. (a)                                581,895
          40,000  Citrix Systems, Inc. (a)                              814,400
          41,900  Computer Sciences Corp. (a)                         1,597,228
          15,500  Deluxe Corp.                                          694,400
          22,300  Electronic Arts, Inc. (a)                           1,649,977
          21,700  Fair Issac & Co., Inc.                              1,116,465
          18,900  Fiserv, Inc. (a)                                      673,029
          30,200  GTECH Holdings Corp. (a)                            1,137,030
           6,900  Pixar, Inc. (a)                                       419,796
          17,400  Rent-A-Center, Inc. (a)                             1,319,094
          34,600  Synopsys, Inc. (a)                                  2,140,010
                                                                    ------------
                                                                     14,229,828
                                                                    ------------
Chemicals and Allied Products (4.6%)
          12,100  Biogen, Inc. (a)                                      459,800
          17,700  Chiron Corp. (a)                                      773,844
          15,600  Clorox Corp                                           665,340
          33,200  Cytec Industries, Inc. (a)                          1,122,160
          28,700  Ecolab, Inc.                                          734,720
          25,800  Gilead Sciences, Inc. (a)                           1,433,964
          11,800  Invitrogen Corp. (a)                                  452,766
          31,800  Lubrizol Corp.                                        985,482
          10,000  Sigma-Aldrich Corp.                                   541,800
                                                                    ------------
                                                                      7,169,876
                                                                    ------------
Coal Mining (0.9%)
          40,600  Peabody Energy Corp                                 1,363,754
                                                                    ------------
Communications by Phone, Television, Radio, Cable (2.5%)
          41,600  Advanced Fiber Communications, Inc. (a)               676,832
          38,100  Centurytel, Inc                                     1,327,785
          23,600  Global Payments, Inc                                  838,971
          57,700  Nextel Communications, Inc. (a)                     1,043,216
                                                                    ------------
                                                                      3,886,804
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Equity Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                    VALUE
================================================================================
Depository Institutions (8.1%)
          47,700  Associated Banc Corp.                      $        1,757,403
          28,700  Astoria Financial Corp                                801,591
          38,700  First Tennessee National Corp.                      1,699,317
          26,900  GreenPoint Financial Corp                           1,370,286
          31,400  Hudson United Bancorp                               1,072,310
          39,100  Regions Financial Corp.                             1,320,798
          57,400  Sovereign Bancorp, Inc                                898,310
          26,600  UnionBanCal Corp                                    1,100,442
          51,550  Union Planters Corp.                                1,599,596
          22,100  Webster Financial Corp.                               835,380
                                                                    ------------
                                                                     12,455,433
                                                                    ------------
Eating and Drinking Places (1.4%)
          35,900  Applebee's International, Inc                       1,128,337
          40,400  Ruby Tuesday, Inc.                                    999,092
                                                                    ------------
                                                                      2,127,429
                                                                    ------------
Educational Services (1.3%)
          18,400  Career Education Corp. (a)                          1,258,928
          31,600  DeVry, Inc. (a)                                       735,964
                                                                    ------------
                                                                      1,994,892
                                                                    ------------
Electric, Gas, Water, Cogeneration, Sanitary Services (7.1%)
          64,100  Constellation Energy Group, Inc.                    2,198,630
          65,700  Equitable Resources, Inc.                           2,676,618
          32,509  FirstEnergy Corp.                                   1,249,971
          11,700  Nstar                                                 532,708
          50,600  ONEOK, Inc.                                           993,278
          31,000  Questar Corp                                        1,037,570
         128,500  Reliant Resources, Inc. (a)                           785,803
          68,500  TXU Corp                                            1,542,099
                                                                    ------------
                                                                     11,016,677
                                                                    ------------
Electronic, Other Electrical Equipment, except Computers (4.6%)
          57,700  American Power Conversion Co. (a)                     901,610
          14,000  Energizer Holdings, Inc. (a)                          439,600
           7,800  Intersil Corp. Class A (a)                            205,131
          59,000  National Semiconductor Corp. (a)                    1,163,480
          19,100  QLogic Corp. (a)                                      923,103
          36,800  Rockwell Collins, Inc.                                906,384
          52,500  Scientific-Atlanta, Inc                             1,253,543
          38,400  UTStarcom, Inc. (a)                                 1,365,888
                                                                    ------------
                                                                      7,158,739
                                                                    ------------
Fabricated Metal Products (0.5%)
          15,800  Fortune Brands, Inc.                                  824,760
                                                                    ------------
Food and Kindred Products (1.5%)
          47,000  Constellation Brands, Inc. Class A (a)              1,475,800
          21,000  McCormick & Co., Inc                                  571,200
          19,500  Tyson Foods, Inc. Class A (a)                         207,090
                                                                    ------------
                                                                      2,254,090
                                                                    ------------
Furniture and Fixtures (0.8%)
          26,400  Lear Corp. (a)                                      1,214,928
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Equity Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
General Merchandise Stores (2.1%)
          47,100 Federated Department Stores, Inc.          $         1,735,635
          51,400 Foot Locker, Inc.                                      681,050
          26,700 Sears Roebuck & Co                                     902,276
                                                                    ------------
                                                                      3,318,961
                                                                    ------------
Health Services (3.5%)
          29,400 Advance PCS (a)                                      1,123,962
          27,500 Coventry Health Care, Inc. (a)                       1,269,400
          15,500 Medimmune, Inc. (a)                                    563,735
          10,700 Quest Diagnostics, Inc. (a)                            682,660
          18,600 Renal Care Group, Inc. (a)                             654,906
          16,300 SICOR, Inc. (a)                                        331,542
          19,600 Watson Pharmaceuticals, Inc. (a)                       791,252
                                                                    ------------
                                                                      5,417,457
                                                                    ------------
Home Furniture and Equipment Stores (0.7%)
          50,300 Pier 1 Imports, Inc                                  1,026,120
                                                                    ------------
Industrial, Commercial Machinery, Computers (5.5%)
         114,100 Cypress Semiconductor Corp. (a)                      1,369,200
           6,400 Donaldson Company, Inc                                 284,480
          35,100 Jabil Circuit, Inc. (a)                                775,710
          55,300 Lam Research Corp. (a)                               1,007,013
          19,600 Lexmark International, Inc. (a)                      1,387,092
          25,700 Network Appliance, Inc. (a)                            416,597
          18,300 Pall Corp                                              411,750
          14,000 Sandisk Corp.                                          565,540
          29,200 Storage Technology Corp. (a)                           751,608
          11,800 Varian Medical Systems, Inc. (a)                       679,326
          11,800 Zebra Technologies Corp. Class A (a)                   887,242
                                                                    ------------
                                                                      8,535,558
                                                                    ------------
Insurance Carriers (7.1%)
           8,853 Anthem, Inc. (a)                                       683,009
          24,225 Fidelity National Financial, Inc.                      745,161
          17,700 Loews Corp.                                            837,033
          16,900 Mid-Atlantic Medical Services, Inc. (a)                883,870
          38,100 Old Republic International Corp.                     1,305,687
          13,800 Oxford Health Plans (a)                                580,014
          34,900 Radian Group, Inc                                    1,284,534
          27,800 Reinsurance Group of America, Inc.                     892,380
          13,700 Stancorp Financial Group                               715,414
          38,300 Torchmark Corp.                                      1,426,675
          17,900 W.R. Berkley Corp                                      943,330
           8,000 Wellpoint Health Networks, Inc. (a)                    674,400
                                                                    ------------
                                                                     10,971,507
                                                                    ------------
Measuring Instruments, Photo Goods, Watches (3.2%)
          17,000 Beckman Coulter, Inc                                   690,880
          36,900 Becton Dickinson & Co                                1,433,565
           9,200 KLA-Tencor Corp. (a)                                   427,708
          24,200 St. Jude Medical, Inc. (a)                           1,391,500
          32,500 Tektronix, Inc. (a)                                    709,784
           5,700 Zimmer Holdings, Inc. (a)                              256,785
                                                                    ------------
                                                                      4,910,222
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Equity Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                    VALUE
================================================================================
Miscellaneous Manufacturing Industries (1.4%)
          24,800  AptarGroup, Inc                             $         892,800
           9,500  Blyth, Inc.                                           260,428
          50,400  Mattel, Inc                                           953,568
                                                                    ------------
                                                                      2,106,796
                                                                    ------------
Miscellaneous Retail (4.8%)
          36,400  Blockbuster, Inc.                                     613,340
          33,100  CBRL Group, Inc.                                    1,286,266
          38,100  Dollar Tree Stores, Inc. (a)                        1,208,913
          21,400  The Estee Lauder Companies, Inc.                      717,542
          35,500  Liz Claiborne, Inc.                                 1,251,375
          29,100  Michael's Stores, Inc.                              1,107,546
          69,200  PETsMART, Inc. (a)                                  1,148,033
           7,100  Staples, Inc. (a)                                     130,285
                                                                    ------------
                                                                      7,463,300
                                                                    ------------
Non-Depository Credit Institutions (1.7%)
          27,600  Countrywide Financial Corp.                         1,920,132
          13,900  Doral Financial Corp                                  620,635
                                                                    ------------
                                                                     2,540,767
                                                                    ------------
Oil and Gas Extraction (3.5%)
          21,700  BJ Services Co. (a)                                   810,712
          39,000  Cimarex Energy Co. (a)                                926,250
          32,500  FMC Technologies, Inc. (a)                            684,125
          26,600  Marathon Oil Corp                                     700,910
          21,400  Newfield Exploration Co. (a)                          803,570
          20,500  Pogo Producing Co                                     876,375
          27,500  Varco International, Inc. (a)                         539,000
                                                                    ------------
                                                                      5,340,942
                                                                    ------------
Paper and Allied Products (0.9%)
          67,700  Pactiv Corp. (a)                                    1,334,367
                                                                    ------------
Personal Services (0.6%)
          21,400  H&R Block, Inc                                        925,550
                                                                    ------------
Petroleum Refining and Related Products (0.5%)
          19,400  Valero Energy Corp                                    704,802
                                                                    ------------
Primary Metal Industries (0.7%)
          43,000  Engelhard Corp.                                     1,065,110
                                                                    ------------
Printing, Publishing, and Allied Industries (1.1%)
          17,300  Dow Jones & Co., Inc                                  744,419
           1,250  The Washington Post Co. Class B                       916,125
                                                                    ------------
                                                                      1,660,544
                                                                    ------------
Real Estate Investment Trust (REITs) (4.9%)
          70,900  CarrAmerica Realty Corp.                            1,970,485
          41,000  Developers Diversified Realty Corp                  1,166,040
          29,700  General Growth Properties, Inc                      1,854,468
          32,900  Simon Property Group, Inc.                          1,284,087
          28,900  Vornado Realty Trust                                1,260,040
                                                                    ------------
                                                                      7,535,120
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Equity Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                     VALUE
================================================================================
Security and Commodity Brokers (1.2%)
          14,700 Bear Stearns Companies, Inc                         $   1,064,715
          19,300 Franklin Resources, Inc.                                  758,231
                                                                     -------------
                                                                         1,822,946
                                                                     -------------
Textile Mill Products (0.6%)
          17,000 Mohawk Industries, Inc. (a)                               944,010
                                                                     -------------
Transportation Equipment (3.0%)
          28,400 ITT Industries, Inc                                     1,858,120
          25,050 Paccar, Inc                                             1,692,379
          16,500 Polaris Industries, Inc.                                1,013,100
                                                                     -------------
                                                                         4,563,599
                                                                     -------------
Transportation Services (0.8%)
          14,200 C.H. Robinson Worldwide, Inc.                             504,952
          40,600 Swift Transportation Co., Inc. (a)                        755,972
                                                                     -------------
                                                                         1,260,924
                                                                     -------------
Wholesale Trade--Durable Goods (2.2%)
          71,300 Arrow Electronics. Inc. (a)                             1,086,612
          18,000 BorgWarner, Inc.                                        1,159,200
          61,000 IKON Office Solutions, Inc                                542,900
          14,300 W.W. Grainger, Inc.                                       668,669
                                                                     -------------
                                                                         3,457,381
                                                                     -------------
Wholesale Trade--Non-Durable Goods (2.7%)
          10,800 AmerisourceBergen Corp                                    748,980
          40,050 Dean Foods Co. (a)                                      1,261,574
          44,000 McKesson Corp.                                          1,572,560
          29,300 SUPERVALU, INC.                                           624,676
                                                                     -------------
                                                                         4,207,790
                                                                     -------------
                 Total common stock (cost $134,917,351)                153,359,995
                                                                     -------------
VARIABLE RATE BONDS AND CDS (4.9%)
      $2,500,000 Caterpillar Financial Service Corp., 1.470%, due        2,501,300
                 08/02/2004 (b)
       2,500,000 Credit Suisse First Boston (USA), Inc., 1.795%, due     2,495,993
                 07/05/2005 (b)
       2,500,000 Lehman Brothers Holdings, 1.825%, due 09/20/2004 (b)    2,504,275
                                                                     -------------
                 Total variable rate bonds and CDs (cost $7,501,568)     7,501,568
                                                                     -------------
SHORT-TERM INVESTMENTS (12.1%)
      17,316,647 Bank of America, Repurchase Agreement, 1.280%, due     17,316,647
                 07/01/2003 (b)
       1,389,000 Nations Cash Reserve                                    1,389,000
                                                                     -------------
                 Total short-term investments (cost $18,705,647)        18,705,647
                                                                     -------------

                 Total investments (cost $161,124,566) (116.4%)        179,567,210
                                                                     -------------
                 Liabilities, less other assets (-16.4%)               (25,222,133)
                                                                     -------------
                 Total net assets 100.0%                              $154,345,077

(a) Non-income producing security.
(b) Securities lending collateral (note 2).

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Portfolio Managers' Review

How did the Portfolio perform relative to its benchmarks?

     The Balanced Portfolio posted a return of 11.08% for the six months ended June 30, 2003. Over a similar period the benchmarks, the Lehman Brothers Government/Corporate Index and the S&P 500 Index, returned 5.23% and 11.77%, respectively.(1)

What caused the variance in performance between the Portfolio and its benchmark?

     The equity strategy is to identify and own quality companies that we believe will outperform their peers, that display positive earnings momentum and sell at reasonable valuations. The run on stocks seems to be more speculative in nature than a run based on valuation levels and earnings expectations led the Portfolio under-performance. The stock market did show great performance over the second quarter, but the quality of the rally is suspect. There are many examples of stocks with poor valuations and declining earnings expectations that have done very well since the beginning of the year.

     The variance from performance can also be attributed to the Portfolio's exposure to opportunistically selected high yield bonds such as Dynegy, Nortel, Telus, and Quebecor Media.

Which portfolio holdings enhanced the Portfolio's performance?

     Stock selection within the Health Care and the Financial sector's contributed positively to performance over the six months. Within the Banking sector, Bank of America, First Tennessee National Corp. and Washington Mutual were the top performers while Diversified Financial providers Citigroup Inc., Capital One Financial and J.P. Morgan Chase & Co. performed well as the financial sector continued to benefit from lower interest rates. Within the Health Care sector, holdings that performed well were Pfizer, Amgen Inc. and Genentech Inc.

     Also contributing to performance from the fixed income side was the exposure to the Media, Telecom, and Utilities sectors. Technical trading and company fundamentals drove the performance of corporate bonds. Specifically, our exposure to names such as Dynegy, Mirant, Qwest Communications, Sprint, Nortel, Quebecor, Telus and Tyco led the performance of the Portfolio.

Which holdings detracted from performance?

     Stock selection within Consumer Discretionary, Technology and Telecommunication sectors detracted the most to relative performance during the first six months. Stocks that detracted the most to performance were UnumProvident Corp., Sprint Corp., Safeway Inc. and MBNA Corp.

What is your outlook for the rest of the fiscal year?

     Investors have turned more optimistic about economic recovery in the 2nd half of 2003 as they anticipate the effects of economic stimulus by both the Federal Government and the Federal Reserve. Economist also have high expectations for strong recovery in the second half of 2003 with a Wall Street Journal poll of economist predicting 3.5% annualized GDP growth in the third quarter and 3.8% annualized GDP growth in fourth quarter of 2003. The economist have cited tax cuts, low interest rates, a weak dollar, and increased government spending as reasons that the economy is poised for recovery.

     However, economists are never quick to throw caution to the wind. The tax cuts by the government may be offset by tax hikes from states that are facing large deficits, low interest rates have failed to spark capital spending by businesses that still have overca-pacity, and an increase in government spending has the potential to create a large federal deficit. The effects of these stimuli may have a positive effect on the economy in the short term, but if the economy experiences a relapse after a short lived spurt, it faces the risk of years of sub-par growth and sliding into outright deflation.

     There is also hope that the weak dollar will stimulate the domestic economy as it makes U.S. goods cheaper abroad which will spur exports and reduce the current account deficit. However, we may still have to wait another year or two to see the impact of the weaker dollar.

     The key performance driver for the bond market in 2003 will be the directional move in interest rates. With the war in Iraq largely resolved, we expect to experience a modest improvement in the economy, resulting in a shift in asset flows from bonds into stocks. The volatility in the 30-year U.S.
Treasury bond was fairly strong as interest rates fell 65 basis points during the quarter in anticipation of an easing by the Federal Reserve, only to rise sharply 40 basis points after the Federal Reserve cut rates 25 basis points at the end of June.

     Our strategic overweight to the corporate sector has been a solid contributor to performance this year and remains in place. In general, the corporate new issue calendar remains manageable as corporate America reduces balance sheet leverage. With the accounting scandals and corporate governance issues largely abating, the remainder of the year will focus on company operating fundamentals. Absent a shock to the financial system, which would include a terrorist attack on U.S. soil, we believe the corporate sector has the ability to continue to outperform over the second half of 2003. The sectors most critical to performance over the next six months include autos, cable/media, and telecom.

Chicago Equity Partners, LLC                                Gregory J. Hahn, CFA
                                                        Chief Investment Officer
                                                Conseco Capital Management, Inc.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The Lehman Brothers Government/Corporate Index is an unmanaged index that includes U.S. government Treasury and Agency securities as well as corporate and yankee bonds. The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
COMMON STOCKS (69.0%)
Apparel and Accessory Stores (0.2%)
           2,500  Talbots, Inc.                               $         73,625
                                                                  -------------
Automotive Dealers and Gasoline Service Stations (0.4%)
           2,200  AutoZone, Inc. (a)                                   167,134
                                                                  -------------
Building Construction, General Construction (0.6%)
           3,800  Centex Corp                                          295,602
                                                                  -------------
Building Materials, Hardware, Garden--Retail (1.0%)
          14,190  The Home Depot, Inc                                  469,973
                                                                  -------------
Business Services (4.4%)
          14,630  AOL Time Warner, Inc. (a )                           235,397
           6,700  Citrix Systems, Inc. (a)                             136,412
           1,400  Computer Sciences Corp. (a)                           53,368
           1,300  Electronic Arts, Inc. (a)                             96,187
           4,160  First Data Corp.                                     172,390
          32,940  Microsoft Corp.                                      843,593
          26,100  Oracle Corp. (a)                                     313,722
           2,200  Rent-A-Center, Inc. (a)                              166,782
                                                                  -------------
                                                                     2,017,851
                                                                  -------------
Chemicals and Allied Products (8.6%)
           5,000  Amgen, Inc. (a)                                      332,200
           2,100  Avon Products, Inc.                                  130,620
           1,400  Clorox Corp                                           59,710
           5,300  Cytec Industries, Inc. (a)                           179,140
           3,100  Forest Laboratories, Inc. (a)                        169,725
           1,700  Genetech, Inc. (a)                                   122,604
           1,300  Invitrogen Corp. (a)                                  49,881
           3,600  Lubrizol Corp.                                       111,564
          12,410  Merck & Co., Inc.                                    751,426
           2,900  Mylan Laboratories, Inc                              100,833
          36,040  Pfizer, Inc                                        1,230,766
           6,100  The Procter & Gamble Co                              543,998
           2,600  Sigma-Aldrich Corp.                                  140,868
                                                                  -------------
                                                                     3,923,335
                                                                  -------------
Communications by Phone, Television, Radio, Cable (3.4%)
           2,700  Alltel Corp.                                         130,194
          22,100  AT&T Wireless Group (a)                              181,441
          13,900  BellSouth Corp                                       370,157
           7,400  Comcast Corp. Class A (a)                            223,332
           4,700  Fox Entertainment Group, Inc. Class A (a)            135,266
           2,500  Global Payments, Inc                                  88,750
          11,660  Verizon Communications, Inc                          459,987
                                                                  -------------
                                                                     1,589,127
                                                                  -------------
Depository Institutions (7.8%)
          10,200  Bank of America Corp.                                806,106
          19,632  Citigroup, Inc                                       840,250
           4,600  First Tennessee National Corp.                       201,986
           3,900  GreenPoint Financial Corp                            198,666
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
           9,900  JP Morgan Chase & Co.                            $   338,382
           4,700  National City Corp                                   153,737
           5,800  Regions Financial Corp.                              195,924
           6,300  Sovereign Bancorp, Inc                                98,595
           6,350  Union Planters Corp.                                 197,041
           8,000  Wachovia Corp.                                       319,680
           4,800  Wells Fargo & Co.                                    241,920
                                                                  -------------
                                                                     3,592,287
                                                                  -------------
Eating and Drinking Places (0.5%)
           6,800  Applebee's International, Inc                        213,724
                                                                  -------------
Educational Services (0.2%)
           1,900  University of Phoenix Online (a)                      96,330
                                                                  -------------
Electric, Gas, Water, Cogeneration, Sanitary Services (2.4%)
           5,200  Entergy Corp.                                        274,456
           5,800  Equitable Resources, Inc.                            236,292
           5,800  Exelon Corp                                          346,898
           3,800  FPL Group, Inc.                                      254,030
                                                                  -------------
                                                                     1,111,676
                                                                  -------------
Electronic, Other Electrical Equipment, except Computers (4.8%)
           1,700  Altera Corp. (a)                                      27,880
           2,300  American Power Conversion Co. (a)                     35,857
          31,390  General Electric Co.                                 900,265
           3,500  Integrated Circuit Systems, Inc. (a)                 110,005
          27,280  Intel Corp                                           566,988
           1,300  Linear Technology Corp                                41,873
           4,600  National Semiconductor Corp. (a)                      90,712
           2,200  QLogic Corp. (a)                                     106,326
           2,800  Rockwell Collins, Inc.                                68,964
           3,900  Scientific-Atlanta, Inc                               92,976
           3,100  UTStarcom, Inc. (a)                                  110,267
           3,000  Xilinx, Inc. (a)                                      75,930
                                                                  -------------
                                                                    2,228,043
                                                                  -------------
Engineering, Accounting, Research, Management Services (0.4%)
             700  Cephalon, Inc. (a)                                    28,812
           2,600  Moody's Corp.                                        137,046
                                                                  -------------
                                                                       165,858
                                                                  -------------
Fabricated Metal Products (0.2%)
           2,000  Fortune Brands, Inc.                                 104,400
                                                                  -------------
Food and Kindred Products (2.5%)
           4,900  Anheuser-Busch Companies, Inc                        250,145
           3,020  The Coca-Cola Co                                     140,158
           3,800  Conagra, Inc                                          89,680
           1,400  Hershey Foods Corp.                                   97,524
           1,400  Lancaster Colony Corp                                 54,124
           9,460  PepsiCo, Inc                                         420,970
           1,900  Wm. Wrigley Jr. Co                                   106,837
                                                                  -------------
                                                                     1,159,438
                                                                  -------------

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
Furniture And Fixtures (0.3%)
           3,200  Lear Corp. (a)                              $        147,264
General Merchandise Stores (1.9%)
           6,500  Federated Department Store, Inc                      239,525
           8,300  The Kroger Co. (a)                                   138,444
           3,900  TJX Companies, Inc.                                   73,476
           7,590  Wal-Mart Stores, Inc                                 407,355
                                                                  -------------
                                                                       858,800
                                                                  -------------
Health Services (0.7%)
           3,100  Coventry Health Care, Inc. (a)                       143,096
           4,200  Watson Pharmaceuticals, Inc. (a)                     169,554
                                                                  -------------
                                                                       312,650
                                                                  -------------
Home Furniture and Equipment Stores (0.6%)
           4,900  Bed Bath & Beyond, Inc. (a)                          190,169
           3,200  Pier 1 Imports, Inc                                   65,280
                                                                  -------------
                                                                       255,449
                                                                  -------------
Industrial, Commercial Machinery, Computers (5.0%)
          26,970  Cisco Systems, Inc. (a)                              450,129
          10,500  Dell Computer Corp. (a)                              335,580
           7,900  EMC Corp. (a)                                         82,713
           2,700  Eaton Corp.                                          212,247
           1,400  Harris Corp                                           42,070
          13,488  Hewlett-Packard Co                                   287,294
           2,500  Ingersoll Rand Co. Class A                           118,300
           4,450  International Business Machines Corp                 367,125
           3,000  Jabil Circuit, Inc. (a)                               66,300
           1,600  Lexmark International, Inc. (a)                      113,232
               1  Riverstone Networks, Inc. (a)                              1
           2,700  Storage Technology Corp. (a)                          69,498
           2,000  Varian Medical Systems, Inc. (a)                     115,140
             900  Zebra Technologies Corp. Class A (a)                  67,671
                                                                  -------------
                                                                     2,327,300
                                                                  -------------
Insurance Carriers (3.5%)
           6,100  The Allstate Corp.                                   217,465
           1,800  AMBAC Financial Group, Inc                           119,250
           4,685  American International Group, Inc                    258,513
           1,000  John Hancock Financial Services                       30,730
           3,600  Lincoln National Corp.                               128,268
           5,000  Metlife, Inc                                         141,600
           3,600  Old Republic International Corp.                     123,372
           3,800  Oxford Health Plans (a)                              159,714
           4,000  Torchmark Corp.                                      149,000
           3,800  UnitedHealth Group, Inc                              190,950
           1,400  Wellpoint Health Networks, Inc. (a)                  118,020
                                                                  -------------
                                                                     1,636,882
                                                                  -------------
Leather and Leather Products (0.2%)
           1,300  Timberland Co. (a)                                    68,718
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
Measuring Instruments, Photo Goods, Watches (1.7%)
           6,500  Becton Dickinson & Co                      $         252,525
           1,500  C.R. Bard, Inc                                       106,965
           2,100  Guidant Corp                                          93,219
           3,100  KLA-Tencor Corp. (a)                                 144,119
           3,000  Tektronix, Inc. (a)                                   64,800
           2,300  Zimmer Holdings, Inc. (a)                            103,615
                                                                  -------------
                                                                       765,243
                                                                  -------------
Metal Mining (0.5%)
           8,700  Freeport McMoRan Copper & Gold, Inc. (a)             213,150
                                                                  -------------
Miscellaneous Manufacturing Industries (0.3%)
           7,300  Mattel, Inc                                          138,116
                                                                  -------------
Miscellaneous Retail (0.3%)
           3,400  Blockbuster, Inc.                                     57,290
             700  eBay, Inc. (a)                                        72,926
                                                                  -------------
                                                                       130,216
                                                                  -------------
Motion Pictures (0.2%)
           4,300  Walt Disney Co.                                       84,925
                                                                  -------------
Non-Depository Credit Institutions (2.6%)
           4,400  Capital One Financial Corp                           216,392
           3,600  Countrywide Financial Corp.                          250,452
           3,190  Fannie Mae                                           215,134
           2,500  Federal Home Loan Mortgage Corp                      126,925
           4,000  Prudential Financial, Inc.                           134,600
           6,650  Washington Mutual, Inc                               274,645
                                                                  -------------
                                                                     1,218,148
                                                                  -------------
Oil and Gas Extraction (1.9%)
           5,015  Apache Corp.                                         326,276
           3,600  BJ Services Co. (a)                                  134,496
           8,900  Occidental Petroleum Corp                            298,595
           2,300  Praxair, Inc                                         138,230
                                                                  -------------
                                                                       897,597
                                                                  -------------
Paper and Allied Products (0.4%)
           2,800  3M Co                                                361,144
           8,300  Pactiv Corp. (a)                                     163,593
                                                                  -------------
                                                                       524,737
                                                                  -------------
Petroleum Refining and Related Industries (2.3%)
           1,900  Amerada Hess Corp.                                    93,442
           6,017  ChevronTexaco Corp.                                  434,427
          14,440  Exxon Mobil Corp.                                    518,540
                                                                  -------------
                                                                     1,046,409
                                                                  -------------
Printing, Publishing, and Allied Industries (1.7%)
           3,100  Harte-Hanks, Inc                                      58,900
           4,325  The McGraw-Hill Companies, Inc                       268,150
          10,800  Viacom, Inc.--Class B (a)                            471,528
                                                                  -------------
                                                                       798,578
                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

===========================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                            VALUE
===========================================================================================
Railroad Transportation (0.5%)
           7,400  CSX Corp.                                                   $   222,666
Real Estate Investment Trusts (REITs) (0.8%)
           3,800  General Growth Properties, Inc                                  237,272
           4,700  Hospitality Properties Trust Corp                               146,875
                                                                              ------------
                                                                                  384,147
                                                                              ------------
Security and Commodity Brokers (1.0%)
           4,400  Bear Stearns Companies, Inc                                     318,648
           2,930  Morgan Stanley Dean Witter & Co                                 125,258
                                                                              ------------
                                                                                  443,906
                                                                              ------------
Tobacco Products (0.8%)
           8,210  Altria Group, Inc.                                              373,062
                                                                              ------------
Transportation by Air (0.4%)
           2,700  Federal Express Corp.                                           167,481
                                                                              ------------
Transportation Equipment (1.3%)
           8,800  Ford Motor Co                                                    96,712
           2,900  Harley-Davidson, Inc                                            115,594
           1,800  Northrop Grumman Corp.                                          155,322
           3,260  United Technologies Corp                                        230,906
                                                                              ------------
                                                                                  598,534
                                                                              ------------
Wholesale Trade--Durable Goods (2.1%)
           1,900  Colgate Palmolove Co                                            110,105
          14,480  Johnson & Johnson                                               748,616
           2,000  W.W. Grainger, Inc                                               93,520
                                                                              ------------
                                                                                  952,241
                                                                              ------------
Wholesale Trade--Non-Durable Goods (0.6%)
           1,950  Cardinal Health, Inc                                            125,385
           2,550  Dean Foods Co. (a)                                               80,325
           2,700  SYSCO Corp                                                       81,108
                                                                              ------------
                                                                                  286,818
                                                                              ------------
                  Total common stocks (cost $31,895,747)                       32,061,440
                                                                              ------------
CORPORATE BONDS (23.6%)

Chemicals and Allied Products (1.2%)
        $ 80,000  Lyondell Chemical Co., Series A., 9.625%, due 05/01/2007         82,400
          40,000  Polyone Corp., 10.625%, due 05/15/2010,
          (b) Cost--$40,000; Acquired--04/30/2003                                  39,200
         250,000  Solutia, Inc., 11.250%, due 07/15/2009                          217,500
         190,000  Terra Capital, Inc.,12.875%, due 10/15/2008                     203,300
                                                                              ------------
                                                                                  542,400
                                                                              ------------
Communications by Phone, Television, Radio, Cable (4.6%)
         550,000  Clear Channel Communications, Inc., 6.000%, due 11/01/2006      602,810
         120,000  Crown Castle International Corp., 0.000%, due 08/01/2011        115,800
         105,000  DirecTV Holdings, 8.375%, due 03/15/2013,
                  (b) Cost--$105,000;  Acquired--02/25/2003                       117,600
         100,000  EchoStar Broadband Corp., 10.375%, due 10/01/2007               111,250
         325,000  Nextel Communications, Inc., 9.375% due 11/15/2009              350,594
         140,000  Sprint Capital Corp., 6.900%, due 05/01/2019                    147,071
         700,000  Quest Capital Funding, Inc., 7.250%, due 02/15/2011             577,500
          80,000  Triton PCS, Inc., 8.500%, due 06/01/2013, (b) Cost--$80,000;
                  Acquired--05/30/2003                                             86,400
                                                                              ------------
                                                                                2,109,025
                                                                              ------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003

(Unaudited)
========================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                         VALUE
=======================================================================================
Depository Institution (0.6%)
       $ 265,000  JP Morgan Chase & Co., 4.000%, due 02/01/2008         $      277,354
Electric, Gas, Water, Cogeneration, Sanitary Services (2.9%)
          25,000  Allied Waste North America, 7.875%, due 01/01/2009            26,281
         120,000  Allied Waste North America, 8.875%, due 04/01/2008           130,800
         280,000  Avon Energy Partners Holdings, 7.050%, due 12/11/2007,
                  (b) Cost--$276,303; Acquired--01/14/2002                     241,500
          70,000  Duke Capital Corp., 6.250%, due 02/15/2013                    74,548
         525,000  Sempra Energy, Inc., 6.800% due 07/01/2004                   550,780
         110,000  Southern Natural Gas Co., 8.875%, due 03/15/2010,
                  (b) Cost--$108,632; Acquired--02/28/2003                     120,450
         200,000  Waste Management, Inc., 7.000%, due 05/15/2005               216,191
                                                                         -------------
                                                                             1,360,550
                                                                         -------------
Electronic, Other Electrical Equipment, except Computers (2.3%)
         280,000  Celestica, Inc., 0.000% (c), due 08/01/2020                  147,700
         150,000  Nortel Networks Ltd., 6.125%, due 02/15/2006                 146,250
         250,000  Tyco International Group, 0.000% (c), due 11/17/2020         191,563
         575,000  Tyco International Group, 6.875%, due 01/15/2029             581,325
                                                                         -------------
                                                                             1,066,838
                                                                         -------------
Food and Kindred Products (1.3%)
         115,000  Albertson's, Inc., 6.550%, due 08/01/2004                    119,859
         145,000  Conagra Foods, Inc., 7.400%, due 09/15/2004                  154,474
         155,000  Kraft Foods, Inc., 6.250%, due 06/01/2012                    175,638
         140,000  Tyson Foods, Inc., 8.250%, due 10/01/2011                    166,019
                                                                         -------------
                                                                               615,990
                                                                         -------------
General Merchandise Stores (0.3%)
         125,000  JC Penney Co., Inc., 8.000%, due 03/01/2010                  131,563
                                                                         -------------
Health Services (0.2%)
         125,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008 (e)                 98,750
                                                                         -------------
Hotels, Other Lodging Places (1.0%)
         155,000  Hyatt Equities LLC, 6.875%, due 06/15/2007,
                  (b) Cost--$154,698; Acquired--06/12/2002                     161,565
         150,000  Park Place Entertainment, 8.875%, due 09/15/2008             165,750
         110,000  Vail Resorts, Inc., 8.750%, due 05/15/2009
                  (b) Cost--$105,753; Acquired--11/16/2001                     115,500
                                                                         -------------
                                                                               442,815
                                                                         -------------
Insurance Carriers (1.1%)
         260,000  Prudential Financial, Inc., 5.750%, due 07/15/2033           258,047
         225,000  RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008         254,454
                                                                         -------------
                                                                               512,501
                                                                         -------------
Lumber and Wood Products, except Furniture (1.1%)
         515,000  Georgia-Pacific Corp., 7.700%, due 06/15/2015                498,262
                                                                         -------------
Measuring Instruments, Photo Goods, Watches (0.3%)
         105,000  Guidant Corp., 6.150%, due 02/15/2006                        114,049
          75,000  Raytheon Co., 6.300%, due 03/15/2005                          80,135
                                                                         -------------
                                                                               194,184
                                                                         -------------
Personal Services (0.3%)
         155,000  Service Corp. International, 6.875%, due 10/01/2007          154,225
                                                                         -------------
Pipe Lines, except Natural Gas (0.6%)
         325,000  Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016             263,453
                                                                         -------------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003

(Unaudited)
====================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                       VALUE
====================================================================================
Printing, Publishing and Allied Industries (1.4%)
        $ 55,000  Moore North American Finance, 7.875%, due             $
                  01/15/2011, (b) Cost--$54,618; Acquired--03/11/2003        57,613
          75,000  News America, Inc., 7.625%, due 11/30/2028                 85,276
         320,000  Quebecor Media, Inc., 11.125%, due 07/15/2011             368,000
          35,000  R.H. Donnelley Financial Corp., 8.875%, due
                  12/15/2010, (b) Cost--$35,000; Acquired--11/26/2002        38,850
          70,000  R.H. Donnelley Financial Corp., 10.875%, due
                  12/15/2012, (b) Cost--$70,000; Acquired--11/26/2002        81,900
                                                                       -------------
                                                                            631,639
                                                                       -------------
Real Estate Investment Trusts (REITs) (1.9%)
         250,000  HealthCare REIT, Inc., 7.500%, due 08/15/2007             267,356
         215,000  Hospitality Properties, 6.750%, 02/15/2013                228,417
          75,000  ISTAR Financial, Inc., 8.750%, due 08/15/2008              82,125
         300,000  Senior Housing Trust, 8.625%, due 01/15/2012              321,000
                                                                       -------------
                                                                            898,898
                                                                       -------------
Real Estate Operators, Agents, Managers (0.3%)
         150,000  Regency Centers, L.P., 7.400%, due 04/01/2004             156,580
                                                                       -------------
Stone, Clay, Glass, Concrete Products (0.9%)
         375,000  Owens-Brockway Glass, 8.875%, due 02/15/2009              408,750
                                                                       -------------
Tobacco Products (0.5%)
         225,000  Universal Corp., Series B, 7.500%, due 01/26/2004         232,075
                                                                       -------------
Transportation Equipment (0.3%)
         170,000  Dana Corp., 7.000%, due 03/15/2028                        148,963
                                                                       -------------
Water Transportation (0.2%)
          77,500  Carnival Corp., 6.150%, due 04/15/2008                     85,588
                                                                       -------------
Wholesale Trade--Non-Durable Goods (0.3%)
         120,000  Safeway, Inc., 7.250%, due 09/15/2004                     127,547
                                                                       -------------
                  Total corporate bonds (cost $10,630,788)               10,957,950
                                                                       -------------
MUNICIPAL BONDS (2.0%)
         230,000  California County, 7.500%, due 06/01/2019                 228,682
         147,313  Education Enhancement Funding Corp., 6.720%, due
                  06/01/2025                                                139,147
         175,000  Indiana State Dev. Fin. Auth. Rev., 5.500%, due
                  01/01/2033                                                174,493
         210,000  Tobacco Settlement Fin Corp., 5.920%, due 06/01/2012      205,170
         205,667  Tobacco Settlement Fin Corp., 6.360%, due 05/15/2025      198,394
                                                                       -------------
                  Total municipal bonds (cost $970,579)                     945,886
                                                                       -------------
ASSET BACKED SECURITIES (0.6%)
         242,759  First Union National Bank Commercial Mortgage,
                  99-C4 A1, 7.184%, due 12/15/2031                          266,351
                                                                       -------------
                  Total asset backed securities (cost $243,837)             266,351
                                                                       -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
         150,000  Freddie Mac #002433, 6.500%, due 02/15/2025               151,472
                                                                       -------------
                  Total collateralized mortgage obligations (cost
                  $155,499)                                                 151,472
                                                                       -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.3%)
         140,000  U.S. Treasury Note, 2.625%, due 05/15/2008                141,324
         415,000  U.S. Treasury Bond, 3.625%, due 05/15/2013                418,372
         410,000  U.S. Treasury Bond, 5.375%, due 02/15/2031                461,811
                                                                       -------------
                  Total U.S. government and agency obligations (cost
                  $697,977)                                               1,021,507
                                                                       -------------


The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Balanced Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
SHORT-TERM INVESTMENTS (6.9%)
       2,542,955  Bank of America, Repurchase Agreement, 1.250%,
                  due 07/01/2003 (d)                              $  2,542,955
         664,000  Nations Cash Reserve                                 664,000
                                                                  -------------
                  Total short-term investments (cost $3,206,955)     3,206,955
                                                                  -------------
                  Total investments (cost $47,801,382) (104.7%)     48,611,561
                                                                  -------------
                  Liabilities, less other assets (-4.7%)           (2,172,080)
                                                                  -------------
                  Total net assets (100.0%)                       $ 46,439,481
                                                                  -------------

(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933.
(c) Zero Coupon-Bonds that make no interest payments.
(d) Securities lending collateral (note 2).
(e) Security in default.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
High Yield Portfolio
Portfolio Managers' Review

How did the Portfolio perform relative to its benchmark?

     The High Yield Portfolio returned 16.63% for the six months ended June 30, 2003. This compares to a 17.88% return for the benchmark Merrill Lynch High Yield Master II Index.(1)

What caused the variance in performance between the Portfolio and its benchmark?

     The positive performance variance was driven by our fundamental research process allowing us to take advantage of the market dislocation that continued to exist in the Telecom, Cable and Media, and Utility sectors throughout the last six months. The Portfolio took advantage of oversold levels by investing in companies where either solid management teams and/or leading market positions would allow those companies to manage through the difficult capital market conditions.

Which portfolio holdings enhanced the Portfolio's performance?

     During the six months ended June 30, 2003, Portfolio performance was driven by our holdings in the Telecom, Cable/Media, and Utility sectors. This included many previously distressed/dislocated names such as Airgate, Alamosa, Charter Communications, Madison River, and Dynegy. While many of these names underperformed during the market turmoil of 2002, they have contributed significantly to Portfolio performance through June.

Which holdings detracted from performance?

     For the six months ended June 30, 2003, the Portfolio was most negatively impacted by its exposure to the airline sector, which continues to be plagued by bankruptcies, overcapacity, and weak demand. While we were meaningfully underweight the sector in general, the exposure to Delta and US Air still
contributed  negatively  to  Portfolio  performance.   In  addition,   Portfolio
performance was negatively affected by the Healthsouth default stemming from allegations of massive fraud and accounting irregularities.

What is your outlook for the rest of the fiscal year?

     As we highlighted in the December 2002 Annual Report, we entered 2003 optimistic about the high yield market and believed that investors could be rewarded with returns in line with historical averages of 8-12%. Given that the Merrill Lynch High Yield Master II Index is already up 17.88% for the year, it appears that we may have been too conservative. Expectations for an improving economy, coupled with strong fund flows and improving capital markets have combined to drive spreads tighter and bond prices higher. In addition to the spread tightening, bond prices have received the dual benefit of Treasury rates moving materially lower over the past six months. While the high yield market has rallied significantly since December, it remains fairly valued by historical standards, as spreads are still 50-75 basis points cheap to the 20-year average. That said, we have and will continue to take advantage of the rally in the Treasury market and reduce those higher quality securities that no longer offer compelling a risk/return trade-off at current levels. Similarly, we will continue to capitalize on the strength in the lower quality names to reduce riskier credits where we believe the market technicals have gotten ahead of the fundamentals. The proceeds of these sales will be selectively reinvested in the new issue market where, we believe, the majority of opportunity and supply currently exists. As we stated six months ago, the quality of the issuers in the market today is better than we have seen in over five years, largely due to the attrition of many of the over-leveraged business plans that tapped the market in the late 1990's and early 2000's.


Robert L. Cook, CFA                        Thomas G. Hauser, CFA
 Senior Vice President                     Vice President
Director of Research                       Portfolio Manager
Conseco Capital Management, Inc.           Conseco Capital Management, Inc.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The Merrill Lynch High Yield Master II Index is an unmanaged, market capitalization weighted index of all domestic and yankee high yield bonds.

CONSECO SERIES TRUST
High Yield Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

=========================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                             VALUE
=========================================================================================
PRIVATE PLACEMENT WARRANTS (0.0%)
Chemicals and Allied Products (0.0%)
              65  Solutia, Inc., expire 07/15/2009, (Acquired--10/31/2002;
                  Cost--$0)                                                  $        33
                  Total private placement warrants (cost $0)                          33
                                                                            -------------
CORPORATE BONDS (72.4%)
Amusement and Recreation Services (2.6%)
        $ 50,000  Boca Resorts, Inc., 9.875%, due 04/15/2009                      54,125
          20,000  Six Flags, Inc., 8.875%, due 02/01/2010                         19,300
          75,000  Six Flags, Inc., 9.750%, due 04/15/2013, (a)
                  Cost--$75,000; Acquired--04/09/2003                             74,625
          80,000  Trump Atlantic City Associates, 11.250%, due 05/01/2006         63,200
          50,000  Venetian Casino, 11.000%, due 06/15/2010                        56,625
                                                                            -------------
                                                                                 267,875
                                                                            -------------
Apparel and Other Finished Products (2.3%)
          95,000  Levi Strauss & Co., 12.250%, due 12/15/2012                     79,563
          40,000  Oxford Industries, Inc., 8.875%, due 06/01/2011, (a)
                  Cost--$39,715; Acquired--05/06/2003                             42,200
          70,000  Phillips Van Heusen Corp., 8.125%, due 05/01/2013, (a)
                  Cost--$70,000; Acquired--04/30/2003                             72,188
          30,000  Warnaco, Inc., 8.875%, due 06/15/2013, (a)
                  Cost--$30,000; Acquired--06/05/2003                             31,200
                                                                            -------------
                                                                                 225,151
                                                                            -------------
Building Construction, General Construction (0.4%)
          45,200  D. R. Horton, Inc., 8.500%, due 04/15/2012                      45,200
                                                                            -------------
Business Services (1.1%)
          35,000  Cendant Corp., 7.375%, due 01/15/2013                           41,300
          10,000  H&E Equipment/Finance, 11.125%, due 06/15/2012                   8,850
          50,000  Time Warner, Inc., 9.125%, due 01/15/2013                       64,168
                                                                            -------------
                                                                                 114,318
                                                                            -------------
Chemicals and Allied Products (5.8%)
          40,000  Ethyl Corp., 8.875%, due 05/01/2010, (a) Cost--$40,000;
                  Acquired--04/15/2003                                            41,000
          43,000  HMP Equity Holdings Corp., 0.000% (c), due 05/15/2008           21,930
          30,000  Huntsman ICI Chemicals, Inc., 10.125%, due 07/01/2009           28,950
          15,000  Huntsman International LLC, 9.875%, due 03/01/2009, (a)
                  Cost--$15,766; Acquired--04/03/2003                             15,675
          50,000  Lyondell Chemical Co., 10.875%, due 05/01/2009                  46,750
          75,000  Lyondell Chemical Co., 11.125%, due 07/15/2012                  77,250
          70,000  Polyone Corp., 8.875%, due 05/01/2012                           68,600
          15,000  Solutia, Inc., 6.720%, due 10/15/2037                           12,075
          65,000  Solutia, Inc., 11.250%, due 07/15/2009                          56,550
          35,000  Terra Capital, Inc., 12.875%, due 10/15/2008                    37,449
         150,000  Terra Capital, Inc., 11.500%, due 06/01/2010, (a)
                  Cost--$149,099; Acquired--05/16/2003                           138,750
          55,000  Witco Corp., 6.875%, due 02/01/2026                             47,850
                                                                            -------------
                                                                                 592,829
                                                                            -------------
Communications by Phone, Television, Radio, Cable (16.8%)
         130,000  AirGate PCS, Inc., STEP (b) 0.000%/13.500%, due
                  10/01/2009                                                      61,750
          75,000  American Tower Corp., 5.000%, due 02/15/2010                    64,500
          50,000  CSC Holdings, Inc., 10.500%, due 05/15/2016                     54,750
         270,000  Charter Communications Holdings, LLC, STEP (b)
                  0.000%/13.500%, due 01/15/2011                                 141,750
          65,000  Crown Castle International Corp., 0.000% (c), due
                  08/01/2011                                                      62,725
          65,000  DirecTV Holdings, 8.375%, due 03/15/2013, (a)
                  Cost--$65,000; Acquired--02/25/2003                             72,800
          50,000  EchoStar DBS Corp., 9.375%, due 02/01/2009                      53,563
          60,000  Fairpoint Communications, 12.500%, due 05/01/2010               63,900

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
High Yield Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

=================================================================================================
      SHARES OR
      PRINCIPAL
         AMOUNT                                                                          VALUE
=================================================================================================
      $ 110,000  Insight Communications, Inc., STEP (b) 0.000%/12.250%,
                 due 02/15/2011                                                  $      91,850
         45,000  Intermedia Communications, Inc., Series B, 8.600%,
                 due 06/01/2008                                                         33,525
        110,000  Madison River Capital, LLC, 13.250%, due 03/01/2010                   108,350
         20,000  Nextel Communications, Inc., STEP (b) 0.000%/9.950%,
                 due 02/15/2008                                                         21,000
         60,000  Nextel Partners, Inc., 8.125%, due 07/01/2011,
                 (a) Cost--$60,000;  Acquired--06/16/2003                               60,150
        250,000  Qwest Capital Funding, Inc., 6.875%, due 07/15/2028                   206,250
         55,000  Qwest Corp., 8.875%, due 03/15/2012, (a) Cost--$53,694;
                 Acquired--11/26/2002                                                   61,738
         40,000  Rogers Wireless, Inc., 9.625%, due 05/01/2011                          46,200
         45,000  Sinclair Broadcast Group, 8.000%, due 03/15/2012,
                 (a) Cost--$46,306; Acquired--12/17/2002                                48,263
         80,000  Spectrasite Holdings, STEP (b) 0.000%/11.250%,
                 04/15/2009 (a) Cost--$80,150; Acquired--05/16/2003 & 05/19/2003        83,600
        130,000  Sprint Capital Corp., 8.750%, due 03/15/2032                          155,950
         50,000  Triton PCS, Inc., 8.750%, due 11/15/2011                               50,125
         85,000  Vivendi Universal Corp., 9.250%, due 04/15/2010,
                 (a) Cost--$91,293; Acquired--04/03/2003 & 05/12/2003                   97,113
        160,000  Worldcom, Inc., 6.950%, due 08/15/2028 (d)                             47,600
                                                                                 -------------
                                                                                     1,687,452
                                                                                 -------------
Eating and Drinking Places (0.7%)
         75,000  Advantica Restaurant Group, Inc., 11.250%, due 01/15/2008              58,125
         15,000  Domino's, Inc., 8.250%, due 07/01/2011,
                 (a) Cost--$14,891; Acquired--06/18/2003                                15,563
                                                                                 -------------
                                                                                        73,688
                                                                                 -------------
Electric, Gas, Water, Cogeneration, Sanitary Services (3.8%)
         35,000  Allied Waste North America, 7.875%, due 01/01/2009                     36,794
         70,000  Browning-Ferris, 7.400%, due 09/15/2035                                64,750
         40,000  El Paso Energy Partners, 10.625%, due 12/01/2012                       40,100
         35,000  MSW Energy Holdings, 8.500%, due 09/01/2010, (a) Cost--$35,000;        36,138
                 Acquired--06/11/2003
         70,000  PG&E Corp., 6.875%, due 07/15/2008                                     72,625
         65,000  Southern Natural Gas, 8.875%, due 03/15/2010, (a) Cost--$64,191;       71,175
                 Acquired--02/28/2003
         50,000  Transcontinental Gas Pipeline Corp., 7.000%, due 08/15/2011            51,500
         15,000  Williams Companies, Inc., 8.625%, due 06/01/2010                       15,749
                                                                                 -------------
                                                                                       388,831
                                                                                 -------------
Electronic, Other Electrical Equipment, except Computers (6.5%)
         50,000  Alamosa Delaware, Inc., 13.625%, due 08/15/2011                        42,250
         70,000  Alamosa PCS Holdings, Inc., STEP (b) 0.000%/12.875%,
                 due 02/15/2010                                                         40,950
        100,000  IPC Acquisition Corp., 11.500%, due 12/15/2009                        106,500
         30,000  Nortel Networks Ltd., 6.125%, due 02/15/2006                           29,250
         25,000  Sanmina Corp., 10.375%, due 01/15/2010,
                 (a) Cost--$25,000; Acquired--12/18/2002                                28,000
         63,000  Solectron Corp., 0.000% (c), due 05/08/2020                            35,280
        111,000  TeleCorp PCS, Inc., STEP (b) 0.000%/11.625, due 04/15/2009            115,440
         27,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010                            32,738
         65,000  Tyco International Group, 6.875%, due 01/15/2029                       69,225
        150,000  Tyco International Ltd, 6.375%, due 10/15/2011                        159,000
                                                                                 -------------
                                                                                       658,633
                                                                                 -------------
Fabricated Metal Products, except Machinery and Transportation Equipment (0.9%)
         35,000  Jacuzzi Brands, Inc., 9.625%, due 07/01/2010                           35,000
         70,000  Park-Ohio Industries, Inc., 9.250%, due 12/01/2007                     59,850
                                                                                 -------------
                                                                                        94,850
                                                                                 -------------
Food and Kindred Products (0.6%)
         50,000  Eagle Family Foods Co., Series B, 8.750%, due 01/15/2008               34,250
         30,000  Le-Nature's, Inc., 9.000%, due 06/15/2013, (a) Cost--$30,000;
                 Acquired--06/18/2003                                                   31,050
                                                                                 -------------
                                                                                        65,300
                                                                                 -------------

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
High Yield Portfolio
Schedule of Investments
June 30, 2003

(Unaudited)
============================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                                 VALUE
============================================================================================
Food Stores (0.4%)
        $ 35,000 Merisant Co., 9.500%, due 07/15/2013, (a) Cost--$35,000;
                 Acquired--06/27/2003                                              $  36,400
                                                                                -------------
General Merchandise Store (0.3%)
          30,000 JC Penney Co., Inc., 8.000%, due 03/01/2010                          31,575
                                                                                -------------
Health Services (2.4%)
          25,000 HEALTHSOUTH Corp., 10.750%, due 10/01/2008 (d)                       13,125
          35,000 HEALTHSOUTH Corp., 8.500%, due 02/01/2008 (d)                        27,650
          30,000 Matria Healthcare, 11.000%, due 05/01/2008                           30,900
          45,000 Res-Care, Inc., 10.625%, due 11/15/2008                              42,525
          70,000 Tenet Healthcare Corp., 7.375%, due 02/01/2013                       65,275
          70,000 Tenet Healthcare Corp., 6.500%, due 06/01/2012                       67,900
                                                                                -------------
                                                                                     247,375
                                                                                -------------
Hotels, Other Lodging Places (2.0%)
          60,000 Park Place Entertainment, 8.125%, due 05/15/2011                     66,150
          80,000 Starwood Hotel & Resorts, 7.375%, due 11/15/2015                     83,100
          50,000 Vail Resorts, Inc., 8.750%, due 05/15/2009                           52,500
                                                                                -------------
                                                                                     201,750
                                                                                -------------
Industrial, Commercial Machinery, Computer Equipment (2.2%)
         105,000 Cummins Engine, Inc., 5.650%, due 03/01/2098                         72,713
          30,000 Rexnord Corp., 10.125%, due 12/15/2012, (a) Cost--$31,438;
                 Acquired--11/19/2002                                                 33,150
          55,000 Terex Corp., 10.375%, due 04/01/2011                                 61,050
          60,000 Unova, Inc., 7.000%, due 03/15/2008                                  56,175
                                                                                -------------
                                                                                     223,088
                                                                                -------------
Insurance Carriers (0.7%)
          80,000 Fairfax Financial Holdings, 7.375%, due 04/15/2018                   70,400
                                                                                -------------
Leather and Leather Products (0.9%)
          85,000 Samsonite Corp., 10.750%, due 06/15/2008                             87,338
                                                                                -------------
Lumber and Wood Products, except Furniture (1.8%)
         130,000 Georgia-Pacific Corp., 7.750%, due 11/15/2029                       125,775
          55,000 Georgia-Pacific Corp., 9.500%, due 12/01/2011                        60,844
                                                                                -------------
                                                                                     186,619
                                                                                -------------
Measuring Instruments, Photo Goods, Watches (0.2%)
          25,000 Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008                14,125
                                                                                -------------
Miscellaneous Retail (0.4%)
          35,000 Toys R Us, 7.625%, due 08/01/2011                                    37,588
                                                                                -------------
Non-Depository Credit Institutions (1.1%)
         105,000 Ford Motor Credit Corp., 7.600%, due 08/01/2005                     110,238
                                                                                -------------
Oil and Gas Extraction (2.2%)
          45,000 Citgo Petroleum Corp., 11.375%, due 02/01/2011, (a) Cost--$47,802;
                 Acquired--03/28/2003 & 04/09/2003                                    50,400
          60,000 Dynegy Holdings, Inc., 6.750%, due 12/15/2005                        57,000
          60,000 Houston Exploration Co., 7.000%, due 06/15/2013, (a) Cost--$60,000;
                 Acquired--06/05/2003                                                 62,250
          60,000 Pogo Producing Co., 8.750%, due 05/15/2007                           62,100
                                                                                -------------
                                                                                     231,750
                                                                                -------------
Paper and Allied Products (1.1%)
          45,000 Mail-Well, Inc., 9.625%, due 03/15/2012                              47,588
          60,000 Pliant Corp., 11.125%, due 09/01/2009, (a) Cost--$60,250;
                 Acquired--05/22/2003 & 05/23/2003                                    64,050
                                                                                -------------
                                                                                     111,638
                                                                                -------------

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
High Yield Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                VALUE
================================================================================
Personal Services (0.8%)
$ 30,000 Service Corp. International, 6.500%, due 03/15/2008         $  29,475
  50,000 Service Corp. International, 6.000%, due 12/15/2005            49,750
                                                                     ----------
                                                                        79,225
                                                                     ----------
Petroleum, Refining, and Related Industries (0.4%)
  35,000 Tesoro Petroleum Corp., 8.000%, due 04/15/2008,
         (a) Cost--$34,782; Acquired--04/07/2003 & 04/09/2003           36,049
                                                                     ----------
Printing, Publishing and Allied Products (4.4%)
  10,000 Dex Media East LLC, 9.875%, due 11/15/2009                     11,200
  45,000 Dex Media East LLC, 12.125%, due 11/15/2012                    53,438
  55,000 Hollinger International Publishing, 9.000%, due 12/15/2010     59,125
  70,000 Houghton Mifflin Co., 8.250%, due 02/01/2011,
         (a) Cost--$73,636; Acquired--05/12/2003                        74,200
  20,000 Houghton Mifflin Co., 9.875%, due 02/01/2013,
         (a) Cost--$19,848; Acquired--01/24/2003                        21,800
  45,000 Moore North American Finance, 7.875%, due 01/15/2011,
         (a) Cost--$44,687; Acquired--03/11/2003                        47,138
  30,000 Quebecor Media, Inc., 11.125%, due 07/15/2011                  34,500
  80,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012,
         (a) Cost--$80,000; Acquired--11/26/2002                        93,600
  45,000 Sun Media Corp., 7.625%, due 02/15/2013                        48,150
                                                                     ----------
                                                                       443,151
                                                                     ----------
Railroad Transportation (0.7%)
  65,000 TFM SA DE CV, STEP (b) 0.000%/11.750%, due 06/15/2009          66,462
Real Estate Investment Trusts (REITs) (2.5%)
  20,000 Felcor Lodging LP, 9.500%, due 09/15/2008                      20,750
  55,000 Host Marriott LP, 9.500%, due 01/15/2007                       59,400
  40,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008                  41,912
  25,000 JDN Realty Corp., 6.800%, due 04/01/2004                       26,162
  50,000 JDN Realty Corp., 6.950%, due 08/01/2007                       55,795
  20,000 Senior Housing Trust, 8.625%, due 01/15/2012                   21,400
  30,000 Senior Housing Trust, 7.875%, due 04/15/2015                   30,750
                                                                     ----------
                                                                       256,169
                                                                     ----------
Stone, Clay, Glass, Concrete (1.2%)
  20,000 Hexcel Corp., 9.750%, due 01/15/2009                           20,000
  10,000 Hexcel Corp., 9.875%, due 10/01/2008,
         (a) Cost--$9,899; Acquired--03/07/2003                         11,050
  25,000 Owens-Brockway Glass, 7.750%, due 05/15/2011,
         (a) Cost--$25,000; Acquired--04/29/2003                        26,563
  35,000 Owens-Brockway Glass, 8.250%, due 05/15/2013,
         (a) Cost--$35,000; Acquired--04/29/2003                        36,750
  25,000 Owens-Illinois, Inc., 7.500%, due 05/15/2010                   24,625
                                                                     ----------
                                                                       118,988
                                                                     ----------
Transportation by Air (0.2%)
  95,000 US Airways, Inc., 9.820%, due 01/01/2013 (d)                   23,580
  Transportation Equipment (2.9%)
  75,000 Dana Corp., 9.000%, due 08/15/2011                             81,563
  35,000 General Motors Corp., 7.125%, due 07/15/2013                   34,862
  70,000 General Motors Corp., 8.375%, due 07/15/2033                   68,753
  60,000 United Components, Inc., 9.375%, due 06/15/2013,
         (a) Cost--$61,088; Acquired--06/06/2003 & 06/09/2003           62,550
  35,000 Vought Aircraft Industries, Inc., 8.000%, due 07/15/2011,
         (a) Cost--$35,000; Acquired--06/27/2003                        34,672
                                                                     ----------
                                                                       282,400
                                                                     ----------
Water Transportation (1.2%)
  115,000 Royal Caribbean Cruises, 7.500%, due 10/15/2027              120,174
                                                                     ----------

  The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
High Yield Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
  AMOUNT                                                                VALUE
================================================================================
Wholesale Trade--Durable Goods (0.9%)
$ 30,000 TRW Automotive, Inc., 11.000%, due 02/15/2013,
         (a) Cost--$30,000; Acquired--02/06/2003                  $    32,850
  60,000 TRW Automotive, Inc., 9.375%, due 02/15/2013,
         (a) Cost--$60,000; Acquired--02/06/2003                       65,400
                                                                 -------------
                                                                       98,250
                                                                 -------------
  Total corporate bonds (cost $6,943,758)                           7,328,459
                                                                 -------------
INTERNATIONAL/YANKEE (U.S. $ Denominated) (1.7%)
  30,000 Alliance Atlantis Communications, Inc., 13.000%,
         due 12/15/2009                                                34,350
  50,000 CanWest Media, Inc., 10.625%, due 05/15/2011                  57,250
  40,000 CanWest Media, Inc., 7.625%, due 04/15/2013,
         (a) Cost--$40,000; Acquired--03/31/2003                       42,700
  35,000 Federative Republic of Brazil, 10.250%, due 06/17/2013        33,513
                                                                 -------------
         Total international/yankee (cost $155,464)                   167,813
                                                                 -------------
PREFERRED STOCKS (3.6%)
Apparel and Other Finished Products (0.5%)
   2,169 Tommy Hilfiger USA, 9.000%, due 12/01/2003                    54,290
Communications by Phone, Television, Radio, Cable (3.1%)
     122 Crown Castle International Corp., PIK (b), 12.750%           134,375
       1 Intermedia Communications, Inc., Series B, 13.500%                28
     144 Nextel Communications, Inc., Series D, PIK (b), 13.000%      153,368
     170 Sinclair Capital, 11.625%, due 03/15/2009                     17,935
                                                                 -------------
                                                                      305,706
                                                                 -------------
         Total preferred stocks (cost $253,802)                       359,996
                                                                 -------------
SHORT-TERM INVESTMENTS (9.1%)
 463,000 Aim Government Tax Advantage                                 463,000
 463,000 Nations Treasury Reserve                                     463,000
         Total short-term investments (cost $926,000)                 926,000
         Total investments (cost $8,279,024) (86.8%)                8,782,301
         Other assets, less liabilities (13.2%)                     1,338,189
                                                                 -------------
         Total net assets (100.0%)                               $ 10,120,490
                                                                 -------------

(a) Restricted under Rule 144A of the Securities Act of 1933.
(b) PIK--Payment In Kind
    STEP--Bonds where the coupon increases or steps up at a predetermined rate.
(c) Zero Coupon-Bonds that make no interest payments.
(d) Security in default.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Portfolio Managers' Review

How did the Portfolio perform relative to its benchmarks?

     The Fixed Income Portfolio posted a return of 6.83% for the six months ended June 30, 2003. Over a similar period the benchmarks, the Lehman Brothers Government/Corporate Index and the Lehman Brothers Aggregate Bond Index returned 5.23% and 3.93%, respectively.(1)

What  caused  the  variance  in  performance   between  the  Portfolio  and  its
benchmarks?

     The variance from index performance can be attributed to the portfolio's exposure to opportunistically selected high yield bonds such as Dynegy, Nortel, Telus, and Quebecor Media.

Which portfolio holdings enhanced the Portfolio's performance?

     For the six months ended June 30, 2003, the largest contribution to performance came as a result of our exposure to the Media, Telecom, and Utilities sectors. Also, our position in structured securities, particularly, the commercial mortgage backed securities (CMBS) sector performed well. Security selection played a big role in performance. Technical trading and company fundamentals drove the performance of corporate bonds. Specifically, our exposure to names such as Dynegy, Mirant, Qwest Communications, Sprint, Nortel, Quebecor, Telus and Tyco led the performance of the Portfolio.

Which holdings detracted from performance?

     The holding that negatively impacted the Portfolio was the high level of cash maintained throughout the year. As the market continued to rally to historical low interest rates, bonds having the longest duration provided the greatest return. The high level of cash has been held to offset an increase in interest rates that we believe will occur.

What is your outlook for the rest of the fiscal year?

     The key performance driver for the bond market in 2003 will be the directional move in interest rates. With the war in Iraq largely resolved, we expect to experience a modest improvement in the economy, resulting in a shift in asset flows from bonds into stocks. The volatility in the 30-year U.S.
Treasury bond was fairly strong as interest rates fell 65 basis points during the quarter in anticipation of an easing by the Federal Reserve, only to rise sharply 40 basis points after the Federal Reserve cut rates 25 basis points at the end of June.

     Our strategic overweight to the corporate sector has been a solid contributor to performance this year and remains in place. In general, the corporate new issue calendar remains manageable as corporate America reduces balance sheet leverage. With the accounting scandals and corporate governance issues largely abating, the remainder of the year will focus on company operating fundamentals. Absent a shock to the financial system, which would include a terrorist attack on U.S. soil, we believe the corporate sector has the ability to continue to outperform over the second half of 2003. The sectors most critical to performance over the next six months include autos, cable/media, and telecom.

Gregory J. Hahn, CFA                                    Michael D. Richman Chief
Investment Officer                                         Second Vice President
Conseco Capital Management, Inc.                       Portfolio Manager Conseco
                                                        Capital Management, Inc.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The Lehman Brothers Government/Corporate Index is an unmanaged index that includes U.S. government Treasury and Agency securities as well as corporate and yankee bonds. The Lehman Brothers Aggregate Bond Index is an unmanaged index considered to be representative of the bond market in general.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                  VALUE
================================================================================
CORPORATE BONDS (54.7%)
Business Services (1.4%)
$ 265,000  AOL Time Warner, Inc., 7.700%, due 05/01/2032             $  310,547
  155,000  Cendant Corp., 7.750%, due 12/01/2003                        182,900
  145,000  Cendant Corp., 6.875%, due 08/15/2006                        162,327
                                                                     ----------
                                                                        655,774
                                                                     ----------
Chemicals and Allied Products (1.5%)
   75,000  Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007       77,250
   35,000  Polyone Corp., 10.625%, due 06/15/2010,
           (a) Cost--$35,000; Acquired--04/30/2003                       34,300
  195,000  Solutia, Inc., 11.250%, due 07/15/2009                       169,650
   80,000  Terra Capital, Inc., 12.875%, due 10/15/2008                  85,600
  275,000  Wyeth, Inc., 5.250%, due 03/15/2013                          291,149
                                                                     ----------
                                                                        657,949
                                                                     ----------
Communications by Phone, Television, Radio, Cable (9.3%)
    5,000  AT&T Wireless Services, Inc., 8.750%, due 03/01/2031           6,202
   80,000  Ameritech Capital Funding, 7.500%, due 04/01/2005             87,864
  185,000  Chancellor Media CCU, 8.000%, due 11/01/2008                 215,988
  165,000  Clear Channel Communications, Inc., 6.000%, due 11/01/2006   180,843
   90,000  Clear Channel Communications, Inc., 6.625%, due 06/15/2008   102,701
  155,000  Comcast Corp., 7.050%, due 03/15/2033                        172,833
  125,000  Cox Enterprises, 4.375%, due 05/01/2008,
           (a) Cost--$124,920; Acquired--04/14/2003                     130,122
  105,000  Crown Castle International Corp., 9.375%, due 08/01/2011     101,325
  395,000  Deutsche Telcom International Fin., 8.750%, due 06/15/2030   505,073
   90,000  DirecTV Holding/Finance, 8.375%, due 03/15/2013,
           (a) Cost--$90,000; Acquired--02/25/2003                      100,800
  100,000  EchoStar Broadband Corp., 10.375%, due 10/01/2007            111,250
   85,000  France Telecom, 8.750%, due 06/01/2006                        95,963
  125,000  Insight Midwest LLP, 10.500%, due 11/01/2010                 137,813
  110,000  News American Holdings, 7.700%, due 10/30/2025               129,719
  125,000  Nextel Communications, Inc., 9.375%, due 11/15/2009          134,844
  390,000  Qwest Capital Funding Inc., 6.875%, due 07/15/2028           321,750
  200,000  Sprint Capital Corp., 6.900%, due 05/01/2019                 210,101
  215,000  Sprint Capital Corp., 6.875%, due 11/15/2028                 216,471
   45,000  Sprint Capital Corp., 8.375%, due 03/15/2032                  53,983
   75,000  Tele-Communications, Inc., 9.800%, due 02/01/2012             99,505
  445,000  Telus Corp., 8.000%, due 06/01/2011                          516,200
   75,000  Triton PCS, Inc., 8.500%, due 06/01/2013,
           (a) Cost--$75,000; Acquired--05/30/2003                       81,000
  205,000  Verizon Global, 4.000%, due 01/15/2008                       214,291
  215,000  Vodafone Group PLC, 5.375%, due 01/30/2015                   230,216
                                                                     ----------
                                                                      4,156,857
                                                                     ----------
Depository Institutions (3.0%)
  170,000  Citicorp, 6.750%, due 08/15/2005                             187,588
   90,000  Citifinancial, 6.500%, due 08/01/2004                         94,956
  85,000   Fleetboston Financial Corp., 7.250%, due 09/15/2005           94,908
  205,000  J.P. Morgan Chase & Co., 4.000%, due 02/01/2008              214,557
  138,000  Nationsbank Corp., 6.875%, due 02/15/2005                    149,670
  540,000  Union Planters Bank, National Association, 6.500%,
           due 03/15/2008                                               607,246
                                                                     ----------
                                                                      1,348,925
                                                                     ----------
Eating and Drinking Places (0.7%)
  265,000  Yum! Brands, Inc., 7.700%, due 07/01/2012                    303,425
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                     VALUE
================================================================================
Electric, Gas, Water, Cogeneration, Sanitary Services (8.9%)
$ 115,000  Allied Waste North America, 8.875%, due 04/01/2008       $   125,350
  200,000  AMERENENERGY Generating, Series C, 7.750%, due 11/01/2005    224,087
  215,000  Avon Energy Partners Holdings, 7.050%, due 12/11/2007,
           (a) Cost--$212,161; Acquired--01/14/2002                     185,438
  135,000  Cilcorp, Inc., 8.700%, due 10/15/2009                        169,002
  150,000  Detroit Edison Co, 5.050%, due 10/01/2005                    160,255
  65,000   Duke Capital Corp., 6.250%, due 02/15/2013                    69,223
  275,000  Duke Energy Field Services, 5.750%, due 11/15/2006           331,541
  80,000   First Energy Corp., 7.375%, due 11/15/2031                    89,944
  225,000  Kansas City Power & Light, 7.125%, due 12/15/2005            250,599
  116,289  Mirant Mid-Atlantic, Series B, 9.125%, due 06/30/2017        113,265
  270,000  Niagara Mohawk Power Co., 5.375%, due 10/01/2004             282,159
  135,000  Ohio Power Company, 6.600%, due 02/15/2033,
           (a) Cost--$134,373; Acquired--02/11/2003                     151,194
  400,000  Pinnacle West Capital Corp., 6.400%, due 04/01/2006          432,453
  245,000  PSI Energy, Inc., 6.650%, due 06/15/2006                     269,543
  245,000  Sempra Energy, Inc., 6.950%, due 12/01/2005                  271,676
  100,000  Southern Natural Gas Co., 7.350%, due 02/15/2031,
           (a) Cost--$98,756; Acquired--02/28/2003                      109,500
  265,000  Southwestern Public Service Co, Series B, 5.125%,
           due 11/01/2006                                               280,950
  170,000  Texas Eastern Transmission L.P., 7.000%, due 07/15/2032      194,656
  200,000  U.S.A. Waste Services, Inc., 7.125%, due 10/01/2007          229,669
                                                                     ----------
                                                                      3,940,504
                                                                     ----------
Electronic, Other Electrical Equipment, except Computers (2.9%)
  260,000  Celestica, Inc., 0.000% (b), due 08/01/2020                  137,150
  125,000  General Electric Co., 5.000%, due 02/01/2013                 132,284
  120,000  Nortel Networks Ltd, 6.125%, due 02/15/2006                  117,000
  186,000  TeleCorp PCS, Inc., 10.625%, due 07/15/2010                  225,525
  525,000  Tyco International Group, 6.875%, due 01/15/2029             530,775
  225,000  Tyco International Group, 0.000% (b), due 11/17/2020         172,406
                                                                     ----------
                                                                      1,315,140
                                                                     ----------
Food and Kindred Products (1.0%)
  130,000  Conagra Foods, Inc., 7.400%, due 09/15/2004                  138,495
  140,000  Kraft Foods, Inc., 6.250%, due 06/01/2012                    158,640
  130,000  Tyson Foods, Inc., 8.250%, due 10/01/2011                    154,160
                                                                     ----------
                                                                        451,295
                                                                     ----------
Food Stores (0.2%)
  100,000  Albertson's, Inc., 6.550%, due 08/01/2004                    104,226
                                                                     ----------
General Merchandise Stores (0.4%)
   65,000  May Department Stores Co., 6.875%, due 11/01/2005             71,442
  110,000  JC Penney Co., Inc., 8.000%, due 03/01/2010                  115,775
                                                                     ----------
                                                                        187,217
                                                                     ----------
Health Services (0.6%)
  160,000  HCA, Inc., 6.950%, due 05/01/2012                            170,790
  105,000  HEALTHSOUTH Corp., 8.500%, due 02/01/2008 (d)                 82,950
                                                                     ----------
                                                                        253,740
                                                                     ----------
Hotels, Other Lodging Places (1.3%)
  135,000  Hyatt Equities LLC, 6.875%, due 06/15/2007,
           (a) Cost--$134,737; Acquired--06/12/2002                     140,718
   95,000  MGM Mirage, 6.875%, due 02/06/2008                           102,125
  105,000  Marriott International, Inc., 7.875%, due 09/15/2009         127,584
  100,000  Park Place Entertainment, 8.875%, due 09/15/2008             110,500
   90,000  Vail Resorts, Inc., 8.750%, due 05/15/2009                    94,500
                                                                     ----------
                                                                        575,427
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                    VALUE
================================================================================
Insurance Carriers (4.9%)
$ 240,000  American International Group, 2.875%, due 05/15/2008,
           (a) Cost--$238,704; Acquired--05/08/2003                  $ 239,222
   30,000  Florida Windstrorm, Series MBIA, 6.850%, due 08/25/2007,
           (a) Cost--$30,940; Acquired--06/22/2001                      34,897
  200,000  Hartford Financial Services Group, 4.700%, due 09/01/2007   212,283
  145,000  John Hancock Financial Services, 5.625%, due 12/01/2008     161,309
  225,000  Monumental Global Funding II, 3.850%, due 03/03/2008,
           (a) Cost--$224,992; Acquired--02/04/2003                    232,808
  505,000  Protective Life US Funding Trust, 5.875%, due 08/15/2006,
           (a) Cost--$505,950; Acquired--08/06/2001 & 08/28/2001       559,992
  250,000  Prudential Financial, Inc., 5.750%, due 07/15/2033          248,123
  325,000  RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008        367,545
  115,000  TGT Pipeline LLC, 5.200%, due 06/01/2018,
           (a) Cost--$114,704; Acquired--05/22/2003                    114,934
                                                                     ----------
                                                                     2,171,113
                                                                     ----------
Lumber and Wood Products, except Furniture (1.5%)
  460,000  Georgia-Pacific Corp., 7.750%, due 11/15/2029               445,050
  195,000  Weyerhaeuser Co., 7.375%, due 03/15/2032                    218,425
                                                                     ----------
                                                                       663,475
                                                                     ----------
Measuring Instruments, Photo Goods, Watches (0.4%)
   95,000  Guidant Corp., 6.150%, due 02/15/2006                       103,186
   75,000  Raytheon Co., 6.300%, due 03/15/2005                         80,135
                                                                     ----------
                                                                       183,321
                                                                     ----------
Miscellaneous Manufacturing Industries (0.4%)
  105,000  CIT Group Holdings, 7.750%, due 04/02/2012                  125,403
                                                                     ----------
Miscellaneous Retail (0.5%)
  195,000  Toys R Us, 7.625%, due 08/01/2011                           209,425
                                                                     ----------
Non-Depository Credit Institutions (2.6%)
  125,000  Aristar, Inc., 5.850%, due 01/27/2004                       128,262
  115,000  Countrywide Home Loan, 6.250%, due 04/15/2009               132,041
  200,000  Gemstone Investors Ltd., 7.710%, due 10/31/2004,
           (a) Cost--$200,000; Acquired--10/25/2001                    200,000
  105,000  Household Finance Corp., 6.375%, due 11/27/2012             108,823
  315,000  MBNA Corp., 6.250%, due 01/17/2007                          346,650
  225,000  National Rural Utilities, 6.000%, due 05/15/2006            250,064
                                                                     ----------
                                                                     1,165,840
                                                                     ----------
Oil and Gas Extraction (0.5%)
  200,000  Petroleos Mexicanos, 6.500%, due 02/01/2005                 213,000
                                                                     ----------
Personal Services (1.0%)
  210,000  Service Corp. International, 6.500%, due 03/15/2008         206,325
  235,000  Service Corp. International, 7.700%, due 04/15/2009         240,875
                                                                     ----------
                                                                       447,200
                                                                     ----------
Petroleum Refining and Related Industries (0.1%)
   50,000  Norsk Hydro ASA, 8.400%, due 07/15/2004                     53,386
                                                                     ----------
Pipe Lines, except Natural Gas (1.3%)
  260,000  Dynegy-Roseton Danskamme, 7.670%, due 11/08/2016            210,763
  320,000  Northern Border Pipeline, 6.250%, due 05/01/2007            350,487
                                                                     ----------
                                                                       561,250
                                                                     ----------
Printing, Publishing, and Allied Industries (1.6%)
   50,000  Moore North American Finance, 7.875%, due 01/15/2011,
           (a) Cost--$49,652; Acquired--03/11/2003                      52,375
   70,000  News America, Inc., 7.280%, due 06/30/2028                   79,591
  190,000  News America, Inc., 7.625%, due 11/30/2028                  224,650

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                   VALUE
================================================================================
$ 200,000 Quebecor Media, Inc., 11.125%, due 07/15/2011            $    230,000
   30,000 R.H. Donnelley Financial Corp., 8.875%, due 12/15/2010,
          (a) Cost--$30,000; Acquired--11/26/2002                        33,300
   60,000 R.H. Donnelley Financial Corp., 10.875%, due 12/15/2012,
          (a) Cost--$60,000; Acquired--11/26/2002                        70,200
                                                                    -----------
                                                                        690,116
                                                                    -----------
Real Estate Investment Trusts (REITS) (4.4%)
  125,000 EOP Operating LP, 8.375%, due 03/15/2006                      143,409
  200,000 Health Care REIT, Inc., 7.500%, due 08/15/2007                213,885
  175,000 Hospitality Properties, 6.750%, due 02/15/2013                185,921
  100,000 ISTAR Financial, Inc., 8.750%, due 08/15/2008                 109,500
  170,000 JDN Realty Corp., 6.800%, due 04/01/2004                      177,903
  250,000 Liberty Property, 6.970%, due 12/11/2003                      256,181
  300,000 Post Apartment Homes, 6.850%, due 03/16/2005                  317,546
  110,000 Prologis, 6.750%, due 04/15/2004                              114,891
  165,000 Reckson Operating Partnership, 7.400%, due 03/15/2004         170,501
  245,000 Senior Housing Trust, 8.625%, due 01/15/2012                  262,150
                                                                    -----------
                                                                      1,951,887
                                                                    -----------
Rubber & Miscellaneous Plastic Products (0.8%)
  150,000 Sealed Air Corp., 5.625%, due 07/15/2013,
          (a) Cost--$149,495; Acquired--06/26/2003                      151,599
  200,000 Sealed Air Corp., 6.875%, due 07/15/2033,
          (a) Cost--$199,284; Acquired--06/26/2003                      204,624
                                                                    -----------
                                                                        356,223
                                                                    -----------
Security & Commodity Brokers (0.4%)
  145,000 Merrill Lynch & Co., 6.000%, due 07/15/2005                   157,447
                                                                    -----------
Tobacco Products (0.4%)
  175,000 Universal Corp., Series B, 7.500%, due 01/26/2004             180,502
                                                                    -----------
Transportation by Air (0.2%)
  121,020 Delta Air Lines, Inc., 8.540%, due 01/02/2007                 102,866
                                                                    -----------
Transportation Equipment (1.3%)
  155,000 Dana Corp., 7.000%, due 03/15/2028                            135,819
  335,000 General Motors Corp., 8.375%, due 07/15/2033                  329,034
  120,000 Steers-2002-3 F, 8.500%, due 03/01/2007,
          (a) Cost--$119,967; Acquired--01/31/2002                      109,200
                                                                    -----------
                                                                        574,053
                                                                    -----------
Water Transportation (0.2%)
   80,000 Carnival Corp., 6.150%, due 04/15/2008                        88,348
                                                                    -----------
Wholesale Trade--Non-Durable Goods (1.0%)
  125,000 Cardinal Health, Inc., 4.000%, due 06/15/2015                 119,996
  200,000 DIMON, Inc., 9.625%, due 10/15/2011                           221,000
  100,000 Safeway, Inc., 7.250%, due 09/15/2004                         106,289
                                                                    -----------
                                                                        447,285
                                                                    -----------
          Total corporate bonds (cost $23,043,585)                   24,292,619
                                                                    -----------
MUNICIPAL BONDS (4.2%)
  195,000 California County, 7.500%, due 06/01/2019                     193,883
  145,000 Decatur Texas Housing Authority, Housing Revenue,
          7.750%, due 09/01/2009                                        158,672
  123,553 Education Enhancement Funding Corp., 6.720%,
          due 06/01/2025                                                116,704
  190,000 Eufaula ALA, 4.000%, due 08/15/2012                           197,205
  155,000 Indiana State Dev. Fin. Auth. Rev., 5.500%,
          due 01/01/2033                                                154,551
  505,000 North Carolina Eastern Municipal Power Agency
          Revenue, 7.050%, due 01/01/2007                               565,252
  140,000 San Diego California Community College, 1.340%,
          due 05/01/2004                                                139,839

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

=================================================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                                                 VALUE
=================================================================================================================
$ 205,000 Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013                                     $    200,285
  159,963 Tobacco Settlement Fin. Corp., 6.360%, due 05/15/2025                                          154,307
                                                                                                     -----------
          Total municipal bonds (cost $1,805,744)                                                      1,880,698
                                                                                                     -----------
ASSET BACKED SECURITIES (5.1%)
  126,212 Bear Stearns Commercial Mortgage Securities, Inc., 99-C1 A1, 5.910%, due 05/14/2008            137,180
  230,000 Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031                                          245,080
    3,145 Chase Funding Mortgage Loan, 99-2 IA2, 6.860%, due 12/26/2024                                    3,200
  225,000 Chase Funding Mortgage Loan, 2001-3 1A4, 5.602%, due 05/25/2027                                235,295
  305,000 CS First Boston Mortgage Securities Corp., 2002-9 2A3, 6.580%, due 03/25/2032                  311,315
  108,272 CMAT 1999-C1 A1, 6.250%, due 01/17/2032                                                        116,735
   31,026 DLJ Commercial Mortgage Corp., #1999CG, 7.120%, due 10/10/2032                                  34,652
  135,000 Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/01/2032                                       139,667
   27,280 First Union Chase Commercial Mortgage, 99-C2 A1, 6.363%, due 06/15/2008                         29,359
   86,302 First Union Lehman Brothers Commercial Mortgage Trust, 97-C2 A2, 6.600%, due 05/18/2007         89,573
  220,202 GMAC Commercial Mortgage Securities, Inc., 99-C1 A1, 5.830%, due 05/15/2033                    236,770
   37,778 GMAC Commercial Mortgage Securities, Inc., 99-C2, 6.570%, due 09/15/2033                        41,449
   95,000 Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 11/25/2010                  98,732
  300,000 Residential Asset Mortgage Products, Inc., 2001-RZ4 A4, 5.200%, due 03/25/2030                 305,699
  101,891 Residential Asset Securities Corporation, 2001-KS3 AI3, 5.180%, due 08/25/2027                 103,169
  145,000 Residential Asset Securities Trust, 2002-A4 A3, 6.750%, due 05/25/2032                         148,640
                                                                                                     -----------
          Total asset backed securities (cost $2,193,564)                                              2,276,515
                                                                                                     -----------
COLLATERIZED MORTGAGE OBLIGATIONS (6.2%)
  290,000 Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, due 06/15/2031                327,753
  195,000 Fannie Mae, 2.375%, due 10/03/2005                                                             195,015
  315,000 Fannie Mae, #200318, 4.500%, due 11/25/2014                                                    320,794
  269,171 Freddie Mac, 2410 PB, 6.500%, due 02/15/2026                                                   270,664
  160,000 Freddie Mac, 2435 HC, 6.250%, due 05/15/2027                                                   163,120
  271,543 Fannie Mae, 2001-68 A, 6.000%, due 07/25/2029                                                  274,354
  185,000 Freddie Mac, 2422 CD, 6.000%, due 02/01/2032                                                   187,888
  309,123 Freddie Mac, 2412 PQ, 6.500%, due 03/01/2032                                                   310,124
   86,636 Paine Webber Mortgage Acceptance Corp., 99-4 2B1, 6.231%, due 01/28/2009                        87,234
  365,006 Residential Asset Mortgage Products, Inc., 2001-RZ3 A4, 6.130%, due 03/25/2030                 369,465
  232,184 Vende Mortgage Trust, 01-2 D, 6.750%, due 09/15/2019                                           233,228
                                                                                                     -----------
          Total collaterized mortgage obligations (cost $2,723,546)                                    2,739,639
                                                                                                     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.9%)
   39,400  Federal Home Loan Mortgage Corp., #G00479, 9.000%, due 04/01/2025                              43,963
  135,000  Federal Home Loan Mortgage Corp., #002489, 6.000%, due 01/15/2026                             137,397
  165,000  Federal Home Loan Mortgage Corp., #2478EF, 6.000%, due 03/15/2026                             167,767
  124,942  Federal Home Loan Mortgage Corp., #G00943, 6.000%, due 07/01/2028                             129,797
    9,686  Federal Home Loan Mortgage Corp., #C00712, 6.500%, due 02/01/2029                              10,099
  164,479  Federal Home Loan Mortgage Corp., #C50964, 6.500%, due 05/01/2031                             171,262
  946,190  Federal Home Loan Mortgage Corp., #009441, 6.500%, due 09/01/2031                             985,212
   82,988  Federal Home Loan Mortgage Corp., #C60697, 6.000%, due 11/01/2031                              86,098
  289,398  Federal National Mortgage Assn., #253845, 6.000%, due 06/01/2016                              302,235
  269,245  Federal National Mortgage Assn., #545449, 6.500%, due 02/01/2017                              284,205
  300,456  Federal National Mortgage Assn., #645649, 6.000%, due 06/01/2017                              313,790
  550,000  Federal National Mortgage Assn., #200342, 4.000%, due 09/25/2017                              557,088
  220,000  Federal National Mortgage Assn., #200336, 4.500%, due 07/25/2022                              225,022
   23,114  Federal National Mortgage Assn., #349410, 7.000%, due 08/01/2026                               24,425
    4,178  Federal National Mortgage Assn., #062289, 5.982%, due 03/01/2028                                4,286
  175,228  Federal National Mortgage Assn., #609583, 6.000%, due 11/01/2031                              182,283

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

===============================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                               VALUE
===============================================================================================

    1,089 Government National Mortgage Assn., #051699, 15.000%, due 07/15/2011   $     1,334
    8,255 Government National Mortgage Assn., #354859, 9.000%, due 07/15/2024          9,193
  705,000 U.S. Treasury Note, 2.625%, due 05/15/2008                                 711,665
1,110,000 U.S. Treasury Bond, 3.625%, due 05/15/2013                               1,119,020
  225,000 U.S. Treasury Bond, 5.375%, due 02/15/2031                                 253,433
          Total U.S. government and agency obligations (cost $5,248,680)           5,719,574
SHORT-TERM INVESTMENTS (16.8%)
1,991,000 Aim Government Tax Advantage                                             1,991,000
3,457,611 Bank of America, Repurchase Agreement, 1.250%, due 07/01/2003 (c)        3,457,611
1,991,000 Nations Treasury Reserve                                                 1,991,000
          Total short-term investments (cost $7,439,611)                           7,439,611

          Total investments (cost $42,454,730) (99.9%)                            44,348,656
          Other assets, less liabilities (0.1%)                                       56,356
          Total net assets (100.0%)                                              $44,405,012

(a)  Restricted under Rule 144A of the Securities Act of 1933.
(b)  Zero Coupon-Bonds that make no interest payments.
(c) Securities lending collateral (Note 2). The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Government Securities Portfolio
Portfolio Managers' Review

How did the Portfolio perform relative to its benchmarks?

     The Government Securities Portfolio posted a return of 2.33% for the six months ended June 30, 2003. Over a similar period the benchmarks, the Lehman Brothers Government Bond Index and the Lehman Brothers Mortgage-Backed Securities ("MBS") Index returned 3.62% and 1.59%, respectively.(1)

What  caused  the  variance  in  performance   between  the  Portfolio  and  its
benchmarks?

     The variance from index performance can be attributed to a combination of a high level of cash in addition to the duration on the Portfolio being slightly shorter than the benchmark.

Which portfolio holdings enhanced the Portfolio's performance?

     The two top holdings year-to-date were the MBNA credit card subordinate bonds which provided a 6.04% return and FHLMC 6.25 3/12 which provided a 5.87% holding period return.

Which holdings detracted from performance?

     The holdings which lead to the Portfolio having a slight under-performance relative to the benchmark was the high level of cash position maintained throughout the year. As the market continued to rally to historical low interest rates, bonds having the longest duration provided the greatest return. The high level of cash has been held to offset an increase in interest rates which we believe will occur.

What is your outlook for the rest of the fiscal year?

     Mortgage convexity will remain a key issue over the coming months. Given the cuspy nature of the mortgage market, the risks towards the extension side are staggering. In addition to having to worry about managing the duration of the asset, the mortgage market will have to contend with a sharp decline in bank demand, as well as, servicer selling of mortgage hedges. The Portfolio will continue to stay short the benchmark duration and look to add higher yielding assets with limited extension risk in the short end.


Gregory J. Hahn, CFA               Michael  J.  Dunlop
Chief  Investment Officer          Trader, Asset-Backed Securities
Conseco Capital Management, Inc.   Conseco Capital Management, Inc.

(1) Past performance is not predictive of future performance. Performance does not include separate account expenses. The Lehman Brothers Government Bond Index is an unmanaged index made up of the Treasury Bond Index and the Agency Bond Index as well as the 1-3 Year Government Index and the 20+ Year Treasury Index. The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index that includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

CONSECO SERIES TRUST
Government Securities Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

======================================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                                     VALUE
=====================================================================================================
CORPORATE BONDS (30.0%)
Depository Institutions (0.6%)
$ 225,000 Chase Funding Mortgage Loan Asset-Backed CTFS,
          5.602% due 5/25/2027                                                           $  235,295
                                                                                        -----------
Insurance Carriers (0.3%)
   95,000 MGIC Investment Corp., 6.000%, due 03/15/2007                                     102,758
                                                                                        -----------
Non-Depository Credit Institutions (28.9%)
  250,000 Federal Farm Credit Union, 6.000%, due 06/14/2012                                 269,214
  500,000 Federal Home Loan Bank, 6.050%, due 03/12/2012                                    515,668
  500,000 Fannie Mae, 2.375%, due 10/03/2005                                                500,040
  150,000 Fannie Mae, 6.000%, due 02/23/2009                                                154,609
  650,000 Fannie Mae, 6.040%, due 02/25/2009                                                670,300
  500,000 Fannie Mae, 6.200%, due 04/01/2009                                                518,483
  113,574 Fannie Mae #320582, 6.500%, due 01/01/2011                                        120,303
  500,000 Fannie Mae, 6.375%, due 01/12/2011                                                511,869
  301,027 Fannie Mae #336290, 6.500%, due 04/01/2011                                        318,638
  770,000 Fannie Mae, 6.500%, due 04/05/2012                                                799,685
4,000,000 Fannie Mae, #099999, 5.250%, due 08/01/2012                                     4,330,784
  500,000 Fannie Mae, #200342, 4.000%, due 09/25/2017                                       506,444
   17,814 Fannie Mae, 7.000%, due 03/01/2026                                                 18,832
   23,625 Fannie Mae 6.0 30 YR, 6.000%, due 11/01/2031                                       24,577
  364,159 Fannie Mae Pool #253845, 6.000%, due 06/01/2016                                   380,312
  338,479 Fannie Mae Pool #545449, 6.500%, due 02/01/2017                                   357,286
  382,571 Fannie Mae Pool #645649, 6.000%, due 06/01/2017                                   399,549
   98,186 Fannie Mae Pool #535837, 6.000%, due 04/01/2031                                   102,140
                                                                                        -----------
                                                                                         10,498,733
                                                                                        -----------
Tobacco Products (0.2%)
   75,000 Universal Corp., Series B, 7.500%, due 01/26/2004                                  77,358
                                                                                        -----------
          Total corporate bonds (cost $10,585,939)                                       10,914,144
                                                                                        -----------
MUNICIPAL BONDS (1.2%)
  280,000 Alaska Industrial Development & Export Auth., 6.625%, due 05/01/2006              305,714
  150,000 Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2013                             146,550
                                                                                        -----------
          Total municipal bonds (cost $429,339)                                             452,264
                                                                                        -----------
ASSET BACKED SECURITIES (16.9%)
   31,552 Bear Stearns Commercial Mortgage Securities, Inc., 5.910%, due 05/14/2008          34,294
  285,000 Countrywide, 2002-S1 A5, 5.960%, due 10/25/2032                                   298,753
   50,000 Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029                              52,964
  262,716 Chase Mortgage Finance Corp., 6.641%, due 03/28/2025                              264,708
  110,000 CCCIT 2003-C3 C3, 4.450%, due 04/07/2010                                          113,369
  115,490 CMAT 1999-C1 A1, 6.250%, due 01/17/2032                                           124,517
  350,000 CS First Boston Mortgage Securities Corp., 2202-10 1A3, 6.530%, due 01/25/2032    359,580
  300,000 CS First Boston Mortgage Securities Corp., 2202-9 2A3, 6.580%, due 03/25/2032     306,211
  500,000 CS First Boston Mortgage Securities Corp., 2202-19 2A3, 6.020%, due 07/25/2032    510,655
   85,321 DLJ Commerical Mortgage Corp., #1999CG, 7.120%, due 10/10/2032                     95,294
   75,000 FUNBC 99-C4 A2, #1999C4, 7.390%, due 12/15/2031                                    90,656
   40,476 GMAC Commercial Mortgage Securities, #1999C2, 6.570%, due 09/15/2033               44,410
  500,000 GMACM, 01-HE4 A5, 5.680%, due 04/25/2027                                          530,163
  250,000 GNR 2002-50 PB, 6.000%, due 06/20/2027                                            256,350
   70,000 MBNA Credit Card Master Note, 6.800%, due 07/15/2014                               76,601
  514,614 JPMC 2000-C9 A1, 7.590%, due 10/15/2032                                           567,300
  242,877 Residential Asset Securities Corp., 99-KS2 A19, 7.150%, due 07/25/2030            260,010

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Government Securities Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

==================================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                                   VALUE
==================================================================================================
$ 750,000 Residential Asset Securities Trust, 02-A5 A3, 6.480%, due 06/25/2030            765,657
   70,000 Residential Asset Securities Trust, 02-A4 A3, 6.750%, due 05/25/2032             71,757
   89,155 Residential Asset Securitization Corp., 01-KS3 A13, 5.180%, due 08/25/2027       90,273
  300,000 Residential Asset Securitization Corp., 00-KS3 A16, 7.810%, due 07/25/2031      332,021
  300,000 The Money Store Home Equity Trust, 98-B, 6.335%, due 08/15/2039                 326,604
  500,000 Salomon Borthers Mortgage Sec., 6.168%, due 02/13/2010                          567,538
                                                                                      -----------
          Total asset backed securities (cost $5,930,057)                               6,139,685
                                                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.1%)
   59,223 Fanniemae Grantor Trust, 99-T2 A1, 7.500%, due 01/19/2039                        66,125
   42,011 Freddie Mac 04-PD, 6.000%, due 05/15/2021                                        42,057
  100,000 Freddie Mac 2422-CD, 6.000%, due 02/01/2032                                     101,561
   29,521 Housing Securities, Inc., 94-2 A1, 6.500%, due 07/25/2009                        30,200
   85,000 Residential Asset Mortgage Products, Inc., 4.730%, due 11/25/2010                88,339
   50,000 Residential Asset Mortgage Products, Inc., 5.200% due 3/25/2030                  50,950
   36,869 Residential Asset Mortgage Products, Inc., 6.130% due 3/25/2030                  37,320
                                                                                      -----------
          Total collateralized mortgage obligations (cost $399,687)                       416,552
                                                                                      -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (46.6%)
  100,000 Federal Home Loan Bank, 5.275%, due 11/20/2003                                  101,660
  500,000 Federal Home Loan Mortgage Corp., 6.250%, due 03/05/2012                        551,104
   18,337 Federal Home Loan Mortgage Corp., Gold., #D66012, 7.000%, due 11/01/2025         19,310
  500,000 Federal Home Loan Mortgage Corp., #002489, 6.000%, due 01/15/2026               508,878
  235,000 Federal Home Loan Mortgage Corp., #2478EF, 6.000%, due 03/15/2026               238,939
   98,460 Federal Home Loan Mortgage Corp., #C28063, 6.500%, due 07/01/2029               102,626
  265,373 Federal Home Loan Mortgage Corp., #C01186, 6.000%, due 06/01/2031               275,318
  366,463 Federal Home Loan Mortgage Corp., #C01184, 6.500%, due 06/01/2031               381,576
   11,994 FGCI Gold, #E00441, 7.500% due 07/01/2011                                        12,806
   13,759 FG Gold, #W10002, 6.775% due 11/01/2003                                          13,949
   56,411 FGLMC Gold, #C29168 6.500%, due 07/01/2029                                       58,798
  115,628 FGLMC Gold, #C01131, 6.500%, due 01/01/2031                                     120,416
  110,942 FGLMC Pool, 6.500%, due 02/01/2031                                              115,535
    1,144 Government National Mortgage Assn., #044522, 13.000%, due 03/15/2011              1,367
    4,033 Government National Mortgage Assn., #119896, 13.000%, due 11/15/2014              4,878
   56,063 Government National Mortgage Assn., 98-19 A, 6.500%, due 10/20/2020              56,265
  137,442 Government National Mortgage Assn., #408675, 7.500%, due 01/15/2026             146,796
6,535,000 U.S. Treasury Note, 2.625%, due 05/15/2008                                    6,596,782
6,130,000 U.S. Treasury Bond, 3.625%, due 05/15/2013                                    6,179,812
1,329,000 U.S. Treasury Bond, 5.375%, due 2/15/2031                                     1,496,943
                                                                                      -----------
          Total U.S. government and agency obligations (cost $16,746,215)              16,983,758
                                                                                      -----------
VARIABLE RATE BONDS (1.4%)
  500,000 Toyota Motor Credit Corp., 1.163%, due 07/19/2005 (a)                           500,433
                                                                                      -----------
          Total variable rate bonds (cost $500,000)                                       500,433
                                                                                      -----------
SHORT-TERM INVESTMENTS (38.2%)
12,646,328 Bank of America, Repurchase Agreement, 1.250%, due 07/01/2003 (a)           12,646,328
1,288,000 Nations Cash Reserve                                                          1,288,000
                                                                                      -----------
          Total short-term investments (cost $13,934,328)                              13,934,328
                                                                                      -----------
          Total investments (cost $48,525,565) (135.4%)                                49,341,164
                                                                                      -----------
          Liabilities, less other assets (-35.4%)                                     (12,906,807)
                                                                                      -----------
          Total net assets (100.0%)                                                  $ 36,434,357
                                                                                      -----------
(a) Securities lending collateral (note 2)

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Money Market Portfolio
Portfolio Manager's Review

     The fixed income market saw corporate credit spreads continue to tighten during the first half of the year as investors attempt to pick up yield over Treasuries and mortgages. With the war over and corporate scandals subsiding, corporate bond spreads reached their tightest levels since 1998. Desire for new issues fueled demand in the corporate market. Corporations have capitalized on low interest rates by continuing to term out short-term debt. As a result, average corporate debt maturities have increased causing Tier-1 corporate commercial paper outstanding to drop by 7.0% in the first half of this year.

     Uncertainty regarding the Federal Reserve and the direction of interest rates were the main factors effecting the short-term market the first half of this year. Because of the uncertainty regarding the Fed's rate action, most money market managers remained neutral, hesitant to take a position on interest rates.

     In an attempt to boost the economy and prevent deflation the Federal Reserve cut rates by 25 basis points to 1.00% at their June meeting. Although first half economic numbers have been less then stellar, Chairman Greenspan reiterated his belief that the economy is poised to rebound when tax cuts, mortgage refinances and other stimuli kick in. We expect to see stronger economic growth for the rest of the year and into 2004.

     Now that the discount rate is set at 1.00%, we have positioned the Portfolio accordingly. We have increased our position in Variable Rate Demand Notes (VRDNs) to 30% of the portfolio. VRDN's are municipal securities with a weekly reset feature allowing us to receive above average market yields while avoiding reoccurring transaction costs.

     We expect a rise in interest rates over the next six months. Part of our strategy is to invest in the short end of the commercial paper curve as we expect interest rates to rise in the second half of 2003. We have purchased commercial paper mostly in maturities of 120 days or less, which has not negatively affected the portfolio yield because the commercial paper yield curve has remained flat in this range.

     In order to counter the decline in yield caused by declining interest rates we have raised our exposure to short-term, high-grade corporate securities from 0.5% to 7.0% of the portfolio. By increasing our allocation in this area we are able to add additional yield without materially extending the duration of the Portfolio. We will maintain this strategy until short-term interest rates increase.

Gregory J. Hahn, CFA Chief
Investment Officer
Conseco Capital Management, Inc.

CONSECO SERIES TRUST
Money Market Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)

=============================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                              VALUE
=============================================================================================
CORPORATE BONDS (6.3%)
Communications by Phone, Television, Radio, Cable (0.5%)
$ 150,000 Airtouch Communications, Inc., 7.000%, due 10/01/2003
          (a) (Putable at $100 and rate reset effective 10/01/2003)             $   152,085
  200,000 Westinghouse Electric Corp., 6.875%, due 09/01/2003
          (a) (Putable at $100 and rate reset effective 09/01/2003)                 201,787
                                                                                -----------
                                                                                    353,872
                                                                                -----------
Depository Institutions (0.2%)
  100,000 Commercial Credit Co., 5.900%, due 09/01/2003
          (a) (Putable at $100 and rate reset effective 09/01/2003)                 100,738
                                                                                -----------
Food and Kindred Products (2.4%)
1,050,000 Golden Oval Eggs, 1.150%, due 07/01/2015,
          (a) (Putable at $100 and rate reset effective 07/30/2003)               1,050,000
  400,000 Earthgrains Co., 8.375%, due 08/01/2003
          (a) (Putable at $100 and rate reset effective 08/01/2003)                 402,301
                                                                                -----------
                                                                                  1,452,301
                                                                                -----------
Non-Depository Credit Institutions (1.5%)
   50,000 Associates Corp., 6.875%, due 08/01/2003
          (a) (Putable at $100 and rate reset effective 08/01/2003)                  50,222
  870,000 CIT Group, Inc., 7.500%, due 11/14/2003
          (a) (Putable at $100 and rate reset effective 11/14/2003)                 888,962
                                                                                -----------
                                                                                    939,184
                                                                                -----------
Paper and Allied Products (0.8%)
5,000,000 3M Co., 5.673%, due 12/12/2003
          (a)(Putable at $100 and rate reset effective 12/12/2003)                  509,723
                                                                                -----------
Real Estate Investment Trusts (0.8%)
  500,000 EOP Operating LP, 7.375%, due 11/15/2003
          (a) (Putable at $100 and rate reset effective 11/15/2003)                 510,625
                                                                                -----------
Security and Commodity Brokers (0.1%)
   50,000 Morgan Stanley, 6.125%, due 10/01/2003
          (a) (Putable at $100 and rate reset effective 10/01/2003)                  50,623
                                                                                -----------
          Total corporate bonds (cost $3,917,066)                                 3,917,066
                                                                                -----------
MUNICIPAL BONDS (33.1%)
  100,000 ABAG Finacial Authorities For Nonprofit, 1.180%, due 12/15/2032 (a)       100,000
          (Putable at $100 and rate reset effective 100,000 07/07/2003)
1,400,000 California Housing Financial Agency, 1.100%, due 08/01/2029 (a)
          (Putable at $100 and rate reset effective 07/07/2003)                   1,400,000
1,000,000 Cleveland Ohio Apartment System Rev, 0.900%, due 01/01/2031 (a)
          (Putable at $100 and rate reset effective  07/07/2003)                  1,000,000
1,000,000 Conneticut State Housing Financial Authority, 0.880%, due 11/15/2032
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
  580,000 Cunat Capital Corp., 1.280%, due 12/01/2025 (a)
          (Putable at $100 and rate reset effective 07/30/2003)                     580,000
  500,000 Dallas Theological, 1.100%, due 03/01/2033 (a)
          (Putable at $100 and rate reset effective 07/07/2003)                     500,000
1,000,000 Detroit Michigan Water Supply, 0.950%, due 07/01/2029
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
2,000,000 Illinois Health Fac. Authorities, 0.970%, due 11/15/2023
          (a) (Putable at $100 and rate reset effective 07/07/2003)               2,000,000
  935,000 Indiana Health Facilites Authorities, 0.970%, due 11/15/2023
          (a) (Putable at $100 and rate reset effective 07/07/2003)                 935,000
  700,000 Kent County MI Tax, 1.070%, due 03/01/2004 (a)
          (Putable at $100 and rate reset effective 07/10/2003)                     700,000
1,000,000 Rykoff-Sexton, Inc., 1.200%, due 12/01/2026 (a)
          (Putable at $100 and rate reset effective 07/07/2003)                   1,000,000
1,000,000 Michigan State Housing Authorities, 0.980%, due 04/01/2037
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
  450,000 Mosinee Wisconsin School District, 1.500%, due 12/29/2003
          (a) (Putable at $100 and rate reset effective 12/29/2003)                 450,381
  100,000 New York NY Hsg. Dev. Corp., 0.960%, due 08/15/2032
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
  100,000 Norther California Transmission, 0.880%, due 05/01/2024
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
1,900,000 Philadelphia Authority for Industry, 1.00%, due 07/01/2010
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,900,000
1,000,000 Pinellis Florida Authorities, 0.950%, due 06/15/2025
          (a) (Putable at $100 and rate reset effective 07/07/2003)               1,000,000
  970,000 St. Francis Healthcare Hawaii, 1.850%, due 08/01/2012
          (a) (Putable at $100 and rate reset effective 07/07/2003)                 970,000
2,000,000 Student Loan Finance Association Washington Education,
          1.100%, due 12/01/2036 (a) (Putable at $100 and rate reset
          effective 07/30/2003)                                                   2,000,000
1,000,000 Sunshine Government, 0.970%, due 07/01/2016 (a)
          (Putable at $100 and rate reset effective 07/07/2003)                   1,000,000
                                                                                -----------
Total municipal bonds (cost $20,535,381)                                         20,535,381
                                                                                -----------

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Money Market Portfolio
Schedule of Investments
June 30, 2003
(Unaudited)
================================================================================
SHARES OR
PRINCIPAL
AMOUNT                                                                 VALUE
================================================================================
COMMERCIAL PAPER (52.6%)
Chemicals and Allied Products (3.2%)
$1,000,000 E.I. Dupont de Nemours, 1.090%, due 08/04/2003        $    998,971
 1,000,000 Pfizer, Inc., 1.200%, due 07/04/2003                       999,800
                                                                  ------------
                                                                    1,998,771
                                                                  ------------
Communications by Phone, Television, Radio, Cable (1.6%)
 1,000,000 BellSouth Corp., 1.180%, due 07/01/2003                   1,000,000
                                                                  ------------
Depository Institutions (13.5%)
 1,000,000 AIG Funding, Inc., 1.200%, due 07/01/2003                 1,000,000
 1,000,000 Bank of Ireland, 1.040%, due 07/21/2003                     999,422
 1,000,000 Credit Suisse First Boston New York Branch,
           1.090%, due 07/10/2003                                      999,728
 1,000,000 Royal Bank of Scotland, 1.220%, due 07/08/2003              999,773
 1,340,000 Svenska Handelbanken, 1.060%, due 07/07/2003              1,339,763
 1,000,000 Swedbank, Inc., 1.000%, due 08/18/2003                      998,667
 1,000,000 Toronto Dominion, 0.940%, due 07/22/2003                    999,452
 1,000,000 USB Finance, 1.190%, due 07/01/2003                       1,000,000
                                                                  ------------
                                                                     8,336,805
                                                                  ------------
Eating and Drinking Places (1.6%)
 1,000,000 McDonald's Corp., 1.050%, due 07/01/2003                  1,000,000
                                                                  ------------
Electric, Gas, Water, Cogeneration, Sanitary Services (1.6%)
 1,000,000 Novartis Finance, 1.180%, due 07/01/2003                  1,000,000
                                                                  ------------
Engineering, Accounting, Research, Management Services (1.6%)
 1,000,000 Abbott Labs, 1.070%, due 07/01/2003                       1,000,000
                                                                  ------------
Fabricated Metal Products (1.6%)
 1,000,000 Fortune Brands, Inc., 1.150%, due 07/18/2003                999,457
                                                                  ------------
Food and Kindred Products (6.4%)
 1,000,000 The Coca Cola Co., 1.020%, due 07/11/2003                   999,717
 1,000,000 The Coca Cola Co., 1.060%, due 07/18/2003                   999,499
 2,000,000 Unilever Capital, 1.200%, due 07/07/2003                  1,999,600
                                                                  ------------
                                                                     3,998,816
                                                                  ------------
Industrial, Commercial Machinery, Computers (1.6%)
 1,000,000 Caterpillar Finance Service Corp., 1.000%, due 07/25/2003   999,332
                                                                  ------------
Insurance Carriers (1.6%)
 1,000,000 Allstate Corp., 1.280%, due 07/01/2003                    1,000,000
                                                                  ------------
Measuring Instruments, Photo Goods, Watches (1.6%)
 1,000,000 Emerson Electric Co., 1.180%, due 07/01/2003              1,000,000
                                                                  ------------
Non-Depository Credit Institutions (4.8%)
 1,000,000 Cargill, Inc., 1.270%, due 07/01/2003                     1,000,000
 1,000,000 General Electric Capital Corp., 1.140%, due 07/10/2003      999,715
 1,000,000 General Electric Capital Corp., 0.910%, due 09/19/2003      997,978
                                                                  ------------
                                                                     2,997,693
                                                                  ------------
Printing, Publishing, & Allied Industries (3.2%)
 1,000,000 Gannet Co., 1.040%, due 07/10/2003                          999,740
 1,000,000 Knight-Ridder, Inc., 1.070%, due 07/02/2003                 999,970
                                                                  ------------
                                                                     1,999,710
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Money Market Portfolio
Schedule of Investments
June 30, 2003
                                  (Unaudited)
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE
================================================================================
Security and Commodity Brokers (6.4%)
$1,000,000 Goldman Sachs Group, 1.310%, due 07/01/2003    $ 1,000,000
 1,000,000 Goldman Sachs Group, 1.000%, due 07/18/2003        999,528
 1,000,000 Merrill Lynch, 1.300%, due 07/01/2003            1,000,000
 1,000,000 Merrill Lynch, 1.060%, due 07/10/2003              999,735
                                                          -----------
                                                            3,999,263
                                                          -----------
Transportation Equipment (2.3%)
 1,400,000 Metlife Funding, Inc., 0.940%, due 07/09/2003    1,399,708
                                                          -----------
Total commercial paper (cost $32,729,555)                  32,729,555
                                                          -----------
SHORT-TERM INVESTMENTS (6.6%)
 1,321,000 Aim Government Tax Advantage                     1,321,000
 2,765,000 Nations Treasury Reserve                         2,765,000
                                                          -----------
Total short-term investments (cost $4,086,000)              4,086,000
                                                          -----------

Total investments (cost $61,268,002) (98.6%)               61,268,002
                                                          -----------
Other assets, less liabilities (1.4%)                         840,305
                                                          -----------
Total net assets (100.0%)                                 $62,108,307
                                                          -----------

(a) Variable Coupon Rate

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Notes to Financial Statements

June 30, 2003
(Unaudited)
================================================================================
(1) GENERAL

     Conseco  Series Trust (the  "Trust") is an open-end  management  investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust is a "series" type of mutual fund which issues separate series of shares, each of which currently represents a separate portfolio of investments. The Trust consists of seven series ("Portfolios") each with its own investment objective and investment policies. The Portfolios are the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income, Government Securities and Money Market. The Trust offers shares to affiliated and unaffili-ated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity and variable life contracts. On December 17, 2002, Conseco filed a petition for reorganization under Chapter 11 of Title 11 of the United States Bankruptcy Code. The Portfolios are separate legal entities and are not included in the petition filed by Conseco. Therefore, the assets of the Portfolios are not subject to the claims of the creditors of Conseco.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

     The investments in each Portfolio are valued at the close of regular trading on the New York Stock Exchange on each business day. Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on the specific identification basis. The following summarizes the investments, which carry certain restrictions as to resale from the Trust to certain qualified buyers: Portfolio Cost Value % of Net Assets Balanced Portfolio-- bonds 1,030,004 1,060,578 2.28% High Yield Portfolio-- bonds 1,738,535 1,821,600
18.00% Fixed Income Portfolio-- bonds 2,828,635 2,936,223 6.61%

     These securities are eligible for resale to qualified institutional buyers in transactions exempt from registration under Rule 144A of the Securities Act of 1933. In addition, Conseco Capital Management, Inc., (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), which serves as investment adviser to the Portfolios, has determined that the securities are liquid securities through a procedure approved by the Board of Trustees of the Trust (the "Trustees").

     The Trustees determined that the Money Market Portfolio will value investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

     In all Portfolios of the Trust, except for the Money Market Portfolio, securities that are traded on stock exchanges, excluding the NASDAQ national market system, are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices obtained from a pricing service or brokers. Prices for fixed income securities may be obtained from an independent pricing source which uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Trust. Debt securities with maturities of sixty (60) days or less are valued at amortized cost which approximates value.

FEDERAL INCOME TAXES

     Each Portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to distribute substantially all taxable income and net realized gains to shareholders annually, and otherwise comply with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

     Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Government Securities, Fixed Income and High Yield Portfolios, on a quarterly basis in the Balanced Portfolio and on an annual basis in the Conseco 20 Focus and Equity Portfolios. Distributions of net short-term capital gains and losses were declared and reinvested as a component of net investment income prior to June 30, 1998, thereafter on an annual basis as a component of net realized gains (losses).

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may effect per-share allocation between net investment income and realized and unrealized gains (losses). Any taxable income or gain of the Trust remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Portfolio or Portfolios to which such gains are attributable.

SECURITIES LENDING

     The Portfolios have entered into a Securities Lending Agreement (the "Agreement") with the Bank of New York. Under terms of the Agreement, the Portfolios may lend portfolio securities to qualified institutional borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash equal to at least 102% of the market value of any loaned securities, plus accrued interest. Cash collateral is invested in short-term securi-

CONSECO SERIES TRUST
Notes to Financial Statements
June 30, 2003
(Unaudited)
================================================================================

ties or variable rate bonds and CDs which are included in the respective Portfolio's Schedule of Investments.
     At June 30, 2003, the Equity, Balanced, Fixed Income and Government Securities Portfolios had securities with a market value of $23,914,793, $2,492,115, $3,387,858, and $12,890,737, respectively, on loan (included within
Investments in securities in the Statements of Assets and Liabilities) and had received $24,818,215, $2,542,955, $3,457,611 and $13,146,761, respectively, in collateral. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Other income in the Statement of Operations. For the six months ended June 30, 2003, this securities lending income totaled $32,544, $2,269, $3,100 and $22,087, respectively.
     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolios could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3)  TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY AGREEMENT

     The Adviser provides investmeunt advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares Portfolio reports for the Trust, monitors Portfolio compliance by the Trust in its investment activities and pays compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. The Trust pays all other expenses incurred in the operation of the Trust, including fees and expenses of unaffiliated Trustees of the Trust.

     Under the Investment Advisory Agreement, the Adviser receives an investment advisory fee based on the daily net asset value at an annual rate of 0.70 percent for the Conseco 20 Focus and High Yield Portfolios, 0.65 percent for the Equity and Balanced Portfolios, 0.50 percent for the Fixed Income, Government Securities, and Money Market Portfolios. The Adviser has voluntarily reduced its advisory fee to 0.25 percent of the average daily net assets of the Money Market Portfolio. The total fees incurred for advisory services were $1,096,936 for the six months ended June 30, 2003.

     The Adviser has entered into Subadvisory Agreements for the management of the investments in the Conseco 20 Focus Portfolio, Equity Portfolio and the equity portion of the Balanced Portfolio. The Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadviser for the Conseco 20 Focus Portfolio is Oak Associates, ltd. The Subadviser for the Equity Portfolio and the equity portion of the Balanced Portfolio is Chicago Equity Partners, LLC.

     The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceed the following:

Portfolio
Conseco 20 Focus             1.15%
Equity                       1.10%
Balanced                     1.10%
High Yield                   1.15%
Fixed Income                 0.95%
Government Securities        0.95%
Money Market                 0.45%

ADMINISTRATIVE AGREEMENT

     Conseco Services, LLC, (the "Administrator") a wholly-owned subsidiary of Conseco, supervises the preparation and filing of regulatory documents required for compliance by the Portfolios with applicable laws and regulations, supervises the maintenance of books and records of the Portfolios and provides other general and administrative services. Effective May 1, 2001, the Administrator receives an annual fee, for providing these services, equal to
0.15 percent for the first $200 million of average daily net assets of the Trust; 0.10 percent of the next $300 million of average daily net assets of the Trust ; and 0.08 percent of the average daily net assets in excess of $500 million of the Trust. The total fees under this Agreement for the six months ended June 30, 2003 were $237,717. The Administrator has contractually agreed to waive its administration fee and/or reimburse the Portfolios through April 30, 2004 to the extent that the ratio of expenses to net assets on an annual basis exceeds the expense limitations as stated above for the Investment Advisory Agreement. The Administrator may discontinue these contractual limits at any time after April 30, 2004.

DISTRIBUTION AGREEMENT

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for each Portfolio pursuant to an Underwriting Agreement, approved by the Trustees. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Portfolio will be continuously offered to life insurance company separate accounts to fund the benefits under variable annuity and variable life contracts. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as, any advertising or sales literature.

     The Trust adopted a Distribution and Service Plan pursuant to Rule 12b-1 (the "Plan"), dated May 1, 2001, for the Conseco 20 Focus, Equity, Balanced, High Yield, Fixed Income and Government Securities Portfolios in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset based sales charges. Pursuant to the Plan, a Portfolio may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of shares of the Portfolio and for account maintenance provided to shareholders. The Plan authorizes payments to the Distributor up to 0.25 percent annually of each Portfolio's average daily net assets. The Plan provides for periodic payments by the Distributor to finan-cial intermediaries for providing shareholder services to accounts that hold shares and for promotional and other sales related costs. The total fees incurred by the Trust for such services for the six months ended June 30, 2003 were $353,422.

CONSECO SERIES TRUST
Notes to Financial Statements
June 30, 2003
(Unaudited)
================================================================================

(4)  Investment Transactions

     The aggregate cost of purchases and the aggregate proceeds from sales of investments for the six months ended June 30, 2003 are shown below:

                   CONSECO                                                         GOVERNMENT
                   20 FOCUS   EQUITY       BALANCED       HIGH YIELD  FIXED INCOME SECURITIES
                   PORTFOLIO  PORTFOLIO    PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO

Purchases:
U.S. Government   $   --     $ --         $ 4,911,948  $   --        $28,720,441  $31,569,689
Other              5,642,415  79,737,966   20,513,750     5,797,343   28,159,511    1,385,068
Sales:
U.S. Government   $   --     $ --         $ 5,936,948  $   --        $28,070,812  $28,677,726
Other              4,488,933  92,488,702   20,862,785     3,807,201   32,016,286    7,805,555

(5)  Federal Income Taxes

     The following information for the Portfolios is presented on an income tax basis as of June 30, 2003:

                                 CONSECO                                                          GOVERNMENT
                                 20 FOCUS    EQUITY        BALANCED    HIGH YIELD   FIXED INCOME  SECURITIES
                                 PORTFOLIO   PORTFOLIO     PORTFOLIO   PORTFOLIO       PORTFOLIO  PORTFOLIO
=============================================================================================================
Cost of investments (a)         $2,572,179  $162,448,204  $48,379,867  $8,300,987   $42,539,813   $48,526,221
Gross unrealized appreciation   $  242,948  $ 20,772,426  $ 3,719,756  $  682,820   $ 2,142,658   $   888,107
Gross unrealized depreciation     (490,692)   (3,653,420)  (3,488,062)   (201,506)     (333,815)      (73,164)
Net unrealized appreciation
(depreciation)
on investments                  $ (247,744) $ 17,119,006  $   231,694  $  481,314   $ 1,808,843  $    814,943
Distributable ordinary income   $   (4,833) $    180,845  $     3,587  $    3,283   $    14,718  $     10,175
Distributable long-term gains   $    --     $    --       $    --      $    --      $     --     $       --

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes by the amount of losses recognized for the financial reporting purposes in excess of federal income tax purposes. The tax components of dividends paid during the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                       CONSECO                                                   GOVERNMENT
                                       20 FOCUS  EQUITY     BALANCED   HIGH YIELD FIXED INCOME   SECURITIES
                                       PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO     PORTFOLIO   PORTFOLIO
===========================================================================================================
Ordinary Income dividends
June 30, 2003                          $    --   $ --       $  568,482  $ 252,887  $  1,008,980 $   691,423
December 31, 2002                           --    576,255    1,821,764    634,033     3,363,046   2,262,119
Long-term capital gain distributions
June 30, 2003                          $    --   $ --       $ --        $   --     $    --      $    --
December 31, 2002                           --     --         --            --          --           88,482

     For corporate shareholders in the Portfolios, the percentage of dividend income distributed for the year ended December 31, 2002, which is designated as qualifying for the dividends-received deduction, is as follows (unaudited):
Equity Portfolio 96.7%, Balanced Portfolio 25.1% and High Yield Portfolio 0.7%.

CONSECO SERIES TRUST
Notes to Financial Statements

June 30, 2003
                                  (Unaudited)

     As of December 31, 2002, the following Portfolios have capital loss carryforwards available to offset capital gains in the future, if any:

                                     AMOUNT                 EXPIRES

Conseco 20 Focus Portfolio           $ 2,112,458            2009
Conseco 20 Focus Portfolio             1,299,123            2010
Equity Portfolio                      38,855,275            2009
Equity Portfolio                       7,451,353            2010
Balanced Portfolio                     4,850,675            2009
Balanced Portfolio                     9,844,335            2010
High Yield Portfolio                     173,568            2009
High Yield Portfolio                     499,968            2010
Fixed Income Portfolio                 2,272,057            2010

     The Conseco Government Securities Portfolio utilized $91,248 of its capital loss carryovers to offset the realized gains during 2002.

     Net realized gains or losses may differ from Federal income tax purposes primarily as a result of wash sales and post-October losses which may not be recognized for tax purposes until the first of the following fiscal year. Such amounts may be used to offset future capital gains. The following summarized the amount of post-October losses deferred, on a tax basis, for the year ended December 31, 2002:

                                                           AMOUNT
================================================================================

Conseco 20 Focus Portfolio                             $   395,716
Equity Portfolio                                         1,357,008
Balanced Portfolio                                         771,414
High Yield Portfolio                                         9,637
Fixed Income Portfolio                                      36,440
CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year or period ended December 31

                                                        CONSECO 20 FOCUS PORTFOLIO
                                                =====================================
                                                  2003     2002     2001      2000(c)
=====================================================================================
Net asset value per share, beginning of period   $ 2.18   $ 4.58    $ 8.48   $10.00
Income from investment operations:
Net investment income (loss)                      (0.01)   (0.03)    (0.02)    0.02
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                     0.63    (2.37)    (3.88)   (1.52)
-------------------------------------------------------------------------------------
Total income (loss) from investment operations     0.62    (2.40)    (3.90)   (1.50)
-------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income               --         --       --     (0.02)
Distributions of net realized gains                --         --       --       --
-------------------------------------------------------------------------------------
Total distributions                                           --       --     (0.02)
-------------------------------------------------------------------------------------
Net asset value per share, end of period         $ 2.80   $ 2.18    $ 4.58   $ 8.48
-------------------------------------------------------------------------------------
Total return (a)(b)                               28.44%  (52.40%)  (46.00%) (15.04%)
=====================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period $2,443   $  898    $3,062   $3,681
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement                       1.78%    1.96%     1.10%    0.90%
After expense reimbursement                        1.15%    1.15%     1.09%    0.90%
Ratio of net investment income (loss) to
  average net assets (b)(e)0.00%                  (0.57%)  (0.34%)    0.33%
Portfolio turnover rate (d)                      242.83%  412.37%   280.48%   351.37%
-------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c) For the period from May 4, 2000 (commencement of operations) through December 31, 2000. (d) Not annualized for periods of less than one full year.
(e)  Annualized for periods of less than one full year.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year ended December 31


                                                                EQUITY PORTFOLIO
                                                                ----------------

                                                      2003    2002     2001       2000    1999       1998
============================================================================================================
Net asset value per share, beginning of period      $14.92   $17.30   $19.43   $23.18    $21.59     $20.16
Income from investment operations:
Net investment income (loss)                          0.02     0.06     0.07     0.00(c)  (0.00)(c)   0.11
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                        2.23     2.38)   (2.07)    0.63     10.63       3.09
-----------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations        2.25    (2.32)   (2.00)    0.63     10.63       3.20
-----------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                    --    (0.06)   (0.07)   (0.00)(c)   --       (0.27)
Distributions of net realized gains                     --       --    (0.06)   (4.38)    (9.04)     (0.48)
Return of capital                                       --       --       --       --          --    (1.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                     --    (0.06)   (0.13)   (4.38)    (9.04)     (1.77)
-----------------------------------------------------------------------------------------------------------
Net asset value per share, end of period            $17.17   $14.92   $17.30   $19.43    $23.18     $21.59
-----------------------------------------------------------------------------------------------------------
Total return (a)(b)                                  15.01%  (13.42%) (10.30%)   2.71%    49.28%     15.62%
============================================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period  $154,345 $148,881 $233,983 $309,201  $300,437   $235,001
Ratio of expenses to average net assets (b):
Before expense reimbursement                          1.14%    1.15%    1.02%    0.81%     0.82%      0.80%
After expense reimbursement                           1.10%    1.10%    1.02%    0.78%     0.77%      0.80%
Ratio of net investment income (loss) to
average net assets (b)                                0.29%    0.32%    0.38%   (0.02%)   (0.10%)     0.55%
Portfolio turnover rate                              55.19%  101.94%  132.69%  431.14%   364.53%    317.91%
-----------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.

(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year ended December 31


                                                             BALANCED PORTFOLIO
                                                             ------------------
                                                    2003    2002   2001      2000   1999      1998
====================================================================================================
Net asset value per share, beginning of period    $10.25  $12.16  $13.45    $14.65  $13.67   $13.32
Income from investment operations:
Net investment income                               0.14    0.36    0.40      0.43    0.42     0.43
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                      0.99   (1.91)  (1.29)     0.67    3.72     0.96
-----------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      1.13   (1.55)  (0.89)     1.10    4.14     1.39
-----------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income               (0.14)  (0.36)  (0.40)    (0.43)  (0.42)   (0.43)
Distributions of net realized gains                   --      --   (0.00)(c) (1.87)  (2.74)      --
Return of capital                                     --      --      --        --      --    (0.61)
-----------------------------------------------------------------------------------------------------
Total distributions                                (0.14)  (0.36)  (0.40)    (2.30)  (3.16)   (1.04)
-----------------------------------------------------------------------------------------------------
Net asset value per share, end of period          $11.24  $10.25  $12.16    $13.45  $14.65   $13.67
-----------------------------------------------------------------------------------------------------
Total return (a)(b)                                11.08% (12.87%) (6.60%)    7.29%  30.83%   10.37%
====================================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period $46,439 $44,455 $71,635   $75,355 $51,941  $45,904
Ratio of expenses to average net assets (b):
Before expense reimbursement                        1.14%   1.18%   1.04%     0.83%   0.83%    0.84%
After expense reimbursement                         1.10%   1.10%   1.04%     0.78%   0.73%    0.75%
Ratio of net investment income to average net
  assets(b)                                         2.63%   3.11%   3.16%     2.77%   2.89%    3.25%
Portfolio turnover rate                            59.75% 180.27% 238.63%   334.36% 343.43%  336.30%
-----------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year or period ended December 31

                                                                HIGH YIELD PORTFOLIO
                                                                --------------------
                                                            2003    2002    2001    2000(c)
===========================================================================================
Net asset value per share, beginning of period            $ 8.86  $ 9.28   $10.07   $10.00
Income from investment operations:
Net investment income                                       0.33    0.86     1.10     0.24
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                              1.11   (0.42)   (0.78)    0.07
-------------------------------------------------------------------------------------------
Total income (loss) from investment operations              1.44    0.44     0.32     0.31
-------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                       (0.33)  (0.86)   (1.11)   (0.24)
Distributions of net realized gains                                   --       --       --
-------------------------------------------------------------------------------------------
Total distributions                                        (0.33)  (0.86)   (1.11)   (0.24)
-------------------------------------------------------------------------------------------
Net asset value per share, end of period                  $ 9.97  $ 8.86   $ 9.28   $10.07
-------------------------------------------------------------------------------------------
Total return (a)(b)                                        16.63%   5.47%    3.17%    3.20%
===========================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period         $10,120   $9,202  $7,091   $4,040
Ratio of expenses to average net assets (b)(e):
Before expense reimbursement                                1.33%   1.47%    1.11%    0.90%
After expense reimbursement                                 1.15%   1.15%    1.11%    0.90%
Ratio of net investment income to average net assets(b)(e)  6.73%   8.95%   11.12%    3.31%
Portfolio turnover rate (d)                                64.79% 257.92%  232.18%    1.02%

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c) For the period from June 13, 2000 (commencement of operations) through December 31, 2000.
(d)  Not annualized for periods of less than one full year.
(e) Annualized for periods of less than one full year. The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year ended December 31


                                                                FIXED INCOME PORTFOLIO
                                                                ----------------------

                                                      2003     2002     2001    2000   1999    1998
=====================================================================================================
Net asset value per share, beginning of period        $ 9.66  $ 9.88  $ 9.63  $ 9.39   $10.05  $10.14
Income from investment operations:
Net investment income                                   0.23    0.58    0.59    0.65     0.62    0.64
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                          0.42   (0.13)   0.25    0.24    (0.66)  (0.03)
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          0.65    0.45    0.84    0.89     0.04)   0.61
------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                   (0.23)  (0.58)  (0.59)  (0.65)   (0.62)  (0.64)
Distributions of net realized gains                       --   (0.09)     --      --       --      --
Return of capital                                         --      --      --      --       --   (0.06)
------------------------------------------------------------------------------------------------------
Total distributions                                    (0.23)  (0.67)  (0.59)  (0.65)    0.62)  (0.70)
------------------------------------------------------------------------------------------------------
Net asset value per share, end of period              $10.08  $ 9.66   $9.88  $ 9.63   $ 9.39  $10.05
------------------------------------------------------------------------------------------------------
Total return (a)(b)                                     6.83%   4.68%   8.84%   9.87%   (0.44%)  6.17%
=====================================================================================================
Ratios/supplemental data:
Net assets (dollars in thousands), end of period     $44,405 $41,957 $60,649  37,433  $28,899 $23,985
Ratio of expenses to average net assets (b):
Before expense reimbursement                            1.01%   1.02%   0.91%   0.67%    0.67%   0.80%
After expense reimbursement                             0.95%   0.95%   0.91%   0.67%    0.67%   0.70%
Ratio of net investment income to average net assets(b) 4.86%   5.86%   5.96%   6.87%    6.46%   6.24%
Portfolio turnover rate                                51.15% 370.92% 515.02%  280.73% 337.26% 321.09%
------------------------------------------------------------------------------------------------------

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year ended December 31

                                                                GOVERNMENT SECURITIES PORTFOLIO
                                                                -------------------------------
                                                        2003    2002    2001    2000    1999      1998
======================================================================================================
Net asset value per share, beginning of period         $12.04  $11.70  $11.54  $10.96  $12.15  $12.04
Income from investment operations:
Net investment income                                    0.21    0.47    0.54    0.66    0.64    0.69
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                           0.08    0.60    0.16    0.58   (1.19)   0.14
------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations           0.29    1.07    0.70    1.24   (0.55)   0.83
------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                     0.21)  (0.47)  (0.54)  (0.66)  (0.64)  (0.72)
Distributions of net realized gains                        --   (0.26)     --      --      --      --
------------------------------------------------------------------------------------------------------
Total distributions                                      0.21)  (0.73)  (0.54)  (0.66)  (0.64)  (0.72)
------------------------------------------------------------------------------------------------------
Net asset value per share, end of period               $12.12  $12.04  $11.70  $11.54  $10.96  $12.15
------------------------------------------------------------------------------------------------------
Total return (a)(b)                                      2.33%   9.33%   6.13%  11.71%  (2.48%   7.07%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands), end of period      $36,434 $41,676 $31,267 $18,833 $13,104  $7,907
Ratio of expenses to average net assets (b):
Before expense reimbursement                             1.02%   0.99%   0.91%   0.66%   0.66%   0.96%
After expense reimbursement                              0.95%   0.95%   0.91%   0.66%   0.66%   0.70%
Ratio of net investment income to average net assets(b)  3.37%   3.78%   4.60%   5.89%   5.61%   5.63%
Portfolio turnover rate                                 90.33% 174.37% 199.41%  69.31% 168.69%  67.49%

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contractually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.

The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST
Financial Highlights

For a share outstanding during the six months ended June 30, 2003 (unaudited) and through the year ended December 31

                                                                          MONEY MARKET PORTFOLIO
                                                                          ----------------------
                                                        2003       2002       2001       2000    1999     1998
===============================================================================================================
Net asset value per share, beginning of period      $   1.00     $  1.00    $  1.00   $   1.00 $  1.00 $   1.00
Income from investment operations:
Net investment income                                   0.00(c)     0.01       0.04       0.06    0.05     0.05
Net realized gains (losses) and change in
unrealized appreciation or depreciation
on investments                                          0.00(c)    (0.00)(c)   0.00(c)   --      --        --
---------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations          0.00        0.01       0.04       0.06    0.05     0.05
---------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                   (0.00)(c)   (0.01)     (0.04)     (0.06)  (0.05)   (0.05)
Distributions of net realized gains                    --          (0.00)(c)    --         --      --        --
---------------------------------------------------------------------------------------------------------------
Total distributions                                    (0.00)      (0.01)     (0.04)     (0.06)  (0.05)   (0.05)
---------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period            $   1.00     $  1.00    $  1.00   $   1.00 $  1.00 $   1.00
---------------------------------------------------------------------------------------------------------------
Total return (a)(b)                                     0.34%       1.24%      3.97%      6.08%   4.87%    5.21%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands), end of period     $62,108     $95,767    $129,530   $96,616 $85,692  $21,218
Ratio of expenses to average net assets (b):
Before expense reimbursement                            0.74%       0.73%      0.72%      0.66%   0.65%    0.54%
After expense reimbursement                             0.45%       0.45%      0.43%      0.41%   0.40%    0.45%
Ratio of net investment income to average net assets(b) 0.97%       1.23%      3.74%      5.98%   4.93%    5.08%

(a) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(b) The Adviser and Administrator have contarctually agreed to reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds, on an annual basis, the net expenses defined in Note 3. These contractual limits may be discounted at any time after April 30, 2004.
(c)  Amount calculated is less than $0.005 per share.

   The accompanying notes are an integral part of these financial statements.

CONSECO SERIES TRUST


BOARD OF TRUSTEES
Name, Address               Position Held             Principal Occupation(s)
and Age                     With Trust                During Past 5 Years
---------------------------------------------------------------------------------------------------
William P. Daves, Jr. (77)  Chairman of the Board,    Consultant to insurance and healthcare
11825 N. Pennsylvania St.   Trustee                   industries. Director, Chairman and Chief
Carmel, IN 46032            Since June 1993           Executive Officer, FFG Insurance Co. Chairman
                                                      of the Board and Trustee of other mutual
                                                      funds managed by the Adviser.

Maxwell E. Bublitz* (47)    President and Trustee     Chartered Financial Analyst. CEO, President
11825 N. Pennsylvania St.   Since August 1994         and Director, Adviser. Senior Vice President,
Carmel, IN 46032                                      Investments of Conseco, Inc. President and
                                                      Trustee of other mutual funds managed by the
                                                      Adviser.

Gregory J. Hahn* (42)       Vice President for        Chartered Financial Analyst. Senior Vice
11825 N. Pennsylvania St.   Investments and Trustee   President, Adviser. Portfolio Manager of the
Carmel, IN 46032            Since January 2001        fixed income portion of Balanced and Fixed
                                                      Income Funds. Trustee and portfolio manager
                                                      of other mutual funds man-aged by the Adviser.

Harold W. Hartley (79)      Trustee                   Chartered Financial Analyst. Director, Ennis
11825 N. Pennsylvania St.   Since June 1993           Business Forms, Inc. Retired, Executive Vice
Carmel, IN 46032                                      President, Tenneco Financial Services, Inc.
                                                      Trustee of other mutual funds managed by the
                                                      Adviser.

Dr. R. Jan LeCroy (71)      Trustee Director,         Southwest Securities Group, Inc. Retired,
11825 N. Pennsylvania St.   Since June 1993           President, Dallas Citizens Council. Trustee
Carmel, IN 46032                                      of other mutual funds managed by the Adviser.

Dr. Jess H. Parrish (75)    Trustee                   Higher Education Consultant. Former President,
11825 N. Pennsylvania St.   Since June 1993           Midland College. Trustee of other mutual
Carmel, IN 46032                                      funds managed by the Adviser.

David N. Walthall (57)      Trustee                   Principal, Walthall Asset Management. Former
11825 N. Pennsylvania St.   Since October 1998        President, Chief Executive Officer and
Carmel, IN 46032                                      Director of Lyrick Corporation. Formerly,
                                                      President and CEO, Heritage Media Corporation.
                                                      Formerly, Director, Eagle National Bank.
                                                      Trustee of other mutual funds man-
                                                      aged by the Adviser.

* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positons indicated with the Adviser and its affiliates.

All Trustees will serve until their successors are duly elected and qualified. All Trustees oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, Conseco Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

INVESTMENT ADVISER                                 LEGAL COUNSEL
Conseco Capital Management, Inc.                   Kirkpatrick & Lockhart LLP
Carmel, Indiana                                    Washington, D.C.

CUSTODIAN                                          INVESTMENT SUB-ADVISERS
The Bank of New York                               Chicago Equity Partners, LLC
New York, New York                                 Chicago, IL

INDEPENDENT AUDITORS                               Oak Associates, ltd.
PricewaterhouseCoopers LLP                         Akron, OH
Indianapolis, Indiana

Conseco  Series  Trust is a  registered  investment  company  managed by Conseco
Capital Management, Inc., a wholly-owned subsidiary of Conseco, Inc., a financial services organization headquartered in surburban Indianapolis,
Indiana. Conseco, through its subsidiaries and a nationwide network of distributors, is one of middle America's leading sources for supplemental health insurance, life insurance and annuities, helping nearly 5 million customers step up to a better, more secure future.


                              CONSECO SERIES TRUST
                     11815 North Pennsylvania Street Carmel,
                                  Indiana 46032

                             CI-319 ( / ) 06104 (C)
                            2003 Conseco Series Trust



                                 www.conseco.com
             I N S U R A N C E  I N V E S T M E N T S  L E N D I N G




Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) Conseco Series Trust

         By (Signature and Title)  /s/ Maxwell E. Bublitz
                                  ---------------------------
                                       Maxwell E. Bublitz, President

         Date   September 4, 2003
                ---------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title) /s/ Maxwell E. Bublitz
                                    ------------------------
                                      Maxwell E. Bublitz, President

         Date: September 4, 2003
               ----------------------------------------------

         By (Signature and Title) /s/ Audrey L. Bruch
                                    ------------------------
                                      Audrey L. Bruch, Treasurer

         Date: September 4, 2003
               ----------------------------------------------